FINANCIAL STATEMENTS

Variable Annuity Account B

Year Ended December 31, 2022

With Report of Independent Registered Public Accounting Firm

Variable Annuity Account B

Financial Statements

Year Ended December 31, 2022

Report of Independent Registered Public Accounting Firm

To the Board of Directors of First Security Benefit Life Insurance and Annuity Company of New York and Contract Owners of Variable Annuity Account B

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts listed in the Appendix that comprise Variable Annuity Account B (the Separate Account), as of December 31, 2022 and the related statements of operations and changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2022, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 1996.

Kansas City, Missouri

April 26, 2023

Appendix

Subaccounts listed that comprising Variable Annuity Account B

Subaccounts	Statements of operations and changes in net assets

AB VPS Dynamic Asset Allocation	For each of the two years in the period ended December 31, 2022

AB VPS Small/Mid Cap Value	For each of the two years in the period ended December 31, 2022

American Century VP Mid Cap Value	For each of the two years in the period ended December 31, 2022

American Century VP Ultra®	For each of the two years in the period ended December 31, 2022

American Century VP Value	For each of the two years in the period ended December 31, 2022

American Funds IS® Asset Allocation	For each of the two years in the period ended December 31, 2022

American Funds IS® Capital World Bond	For each of the two years in the period ended December 31, 2022

American Funds IS® Global Growth	For each of the two years in the period ended December 31, 2022

American Funds IS® Growth-Income	For each of the two years in the period ended December 31, 2022

American Funds IS® International	For each of the two years in the period ended December 31, 2022

American Funds IS® New World	For each of the two years in the period ended December 31, 2022

BlackRock Equity Dividend V.I.	For each of the two years in the period ended December 31, 2022

BlackRock Global Allocation V.I.	For each of the two years in the period ended December 31, 2022

BlackRock High Yield V.I.	For each of the two years in the period ended December 31, 2022

BNY Mellon IP MidCap Stock	For each of the two years in the period ended December 31, 2022

BNY Mellon IP Small Cap Stock Index	For each of the two years in the period ended December 31, 2022

BNY Mellon IP Technology Growth	For each of the two years in the period ended December 31, 2022

BNY Mellon VIF Appreciation	For each of the two years in the period ended December 31, 2022

ClearBridge Variable Aggressive Growth	For each of the two years in the period ended December 31, 2022

ClearBridge Variable Small Cap Growth	For each of the two years in the period ended December 31, 2022

Subaccounts	Statements of operations and changes in net assets

Delaware Ivy VIP Asset Strategy	For each of the two years in the period ended December 31, 2022

Fidelity® VIP Equity-Income	For each of the two years in the period ended December 31, 2022

Fidelity® VIP Growth & Income	For each of the two years in the period ended December 31, 2022

Fidelity® VIP Growth Opportunities	For each of the two years in the period ended December 31, 2022

Fidelity® VIP High Income	For each of the two years in the period ended December 31, 2022

Fidelity® VIP Overseas	For each of the two years in the period ended December 31, 2022

Franklin Allocation VIP Fund	For each of the two years in the period ended December 31, 2022

Franklin Income VIP Fund	For each of the two years in the period ended December 31, 2022

Franklin Mutual Global Discovery VIP Fund	For each of the two years in the period ended December 31, 2022

Franklin Small Cap Value VIP Fund	For each of the two years in the period ended December 31, 2022

Franklin Strategic Income VIP Fund	For each of the two years in the period ended December 31, 2022

Guggenheim VIF All Cap Value	For each of the two years in the period ended December 31, 2022

Guggenheim VIF Alpha Opportunity	For each of the two years in the period ended December 31, 2022

Guggenheim VIF Floating Rate Strategies	For each of the two years in the period ended December 31, 2022

Guggenheim VIF Global Managed Futures Strategy	For each of the two years in the period ended December 31, 2022

Guggenheim VIF High Yield	For each of the two years in the period ended December 31, 2022

Guggenheim VIF Large Cap Value	For each of the two years in the period ended December 31, 2022

Guggenheim VIF Long Short Equity	For each of the two years in the period ended December 31, 2022

Guggenheim VIF Managed Asset Allocation	For each of the two years in the period ended December 31, 2022

Guggenheim VIF Multi-Hedge Strategies	For each of the two years in the period ended December 31, 2022

Guggenheim VIF Small Cap Value	For each of the two years in the period ended December 31, 2022

Guggenheim VIF SMid Cap Value	For each of the two years in the period ended December 31, 2022

Subaccounts	Statements of operations and changes in net assets

Guggenheim VIF StylePlus Large Core	For each of the two years in the period ended December 31, 2022

Guggenheim VIF StylePlus Large Growth	For each of the two years in the period ended December 31, 2022

Guggenheim VIF StylePlus Mid Growth	For each of the two years in the period ended December 31, 2022

Guggenheim VIF StylePlus Small Growth	For each of the two years in the period ended December 31, 2022

Guggenheim VIF Total Return Bond	For each of the two years in the period ended December 31, 2022

Guggenheim VIF World Equity Income	For each of the two years in the period ended December 31, 2022

Invesco V.I. American Value	For each of the two years in the period ended December 31, 2022

Invesco V.I. Comstock	For each of the two years in the period ended December 31, 2022

Invesco V.I. Core Bond	For the period from January 1, 2022 through April 29, 2022 (closing of operations) and the year ended December 31, 2021

Invesco V.I. Core Plus Bond	For the period from April 29, 2022 (commencement of operations) through December 31, 2022

Invesco V.I. Discovery Mid Cap Growth	For each of the two years in the period ended December 31, 2022

Invesco V.I. Equity and Income	For each of the two years in the period ended December 31, 2022

Invesco V.I. EVQ International Equity Fund	For each of the two years in the period ended December 31, 2022

Invesco V.I. Global	For each of the two years in the period ended December 31, 2022

Invesco V.I. Global Real Estate	For each of the two years in the period ended December 31, 2022

Invesco V.I. Government Money Market	For each of the two years in the period ended December 31, 2022

Invesco V.I. Government Securities	For each of the two years in the period ended December 31, 2022

Invesco V.I. Health Care	For each of the two years in the period ended December 31, 2022

Invesco V.I. Main Street Mid Cap Fund®	For each of the two years in the period ended December 31, 2022

Invesco V.I. Main Street Small Cap Fund®	For each of the two years in the period ended December 31, 2022

Janus Henderson VIT Enterprise	For each of the two years in the period ended December 31, 2022

Janus Henderson VIT Research	For each of the two years in the period ended December 31, 2022

Subaccounts	Statements of operations and changes in net assets

JPMorgan Insurance Trust Core Bond Portfolio	For each of the two years in the period ended December 31, 2022

Lord Abbett Series Bond-Debenture VC	For each of the two years in the period ended December 31, 2022

Lord Abbett Series Developing Growth VC	For each of the two years in the period ended December 31, 2022

MFS® VIT II Research International	For each of the two years in the period ended December 31, 2022

MFS® VIT Total Return	For each of the two years in the period ended December 31, 2022

MFS® VIT Utilities	For each of the two years in the period ended December 31, 2022

Morgan Stanley VIF Emerging Markets Equity	For each of the two years in the period ended December 31, 2022

Morningstar Aggressive Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2022

Morningstar Balanced ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2022

Morningstar Conservative ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2022

Morningstar Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2022

Morningstar Income and Growth ETF Asset Allocation Portfolio	For each of the two years in the period ended December 31, 2022

Neuberger Berman AMT Sustainable Equity	For each of the two years in the period ended December 31, 2022

PIMCO VIT All Asset	For each of the two years in the period ended December 31, 2022

PIMCO VIT Commodity Real Return Strategy	For each of the two years in the period ended December 31, 2022

PIMCO VIT Emerging Markets Bond	For each of the two years in the period ended December 31, 2022

PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	For each of the two years in the period ended December 31, 2022

PIMCO VIT Low Duration	For each of the two years in the period ended December 31, 2022

PIMCO VIT Real Return	For each of the two years in the period ended December 31, 2022

PIMCO VIT Total Return	For each of the two years in the period ended December 31, 2022

Putnam VT Small Cap Value	For each of the two years in the period ended December 31, 2022

Royce Micro-Cap	For each of the two years in the period ended December 31, 2022

Subaccounts	Statements of operations and changes in net assets

T. Rowe Price Health Sciences	For each of the two years in the period ended December 31, 2022

Templeton Developing Markets VIP Fund	For each of the two years in the period ended December 31, 2022

Templeton Global Bond VIP Fund	For each of the two years in the period ended December 31, 2022

Western Asset Variable Global High Yield Bond	For each of the two years in the period ended December 31, 2022

Variable Annuity Account B

Statements of Net Assets

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
AB VPS Dynamic Asset Allocation	4,543	$50,949	$35,844	$—	$35,844	4,167	$8.60	$8.60
AB VPS Small/Mid Cap Value	7,530	141,800	123,412	—	123,412	10,077	12.25	12.25
American Century VP Mid Cap Value	27,251	535,038	576,896	—	576,896	30,761	18.77	18.77
American Century VP Ultra®	199,977	3,827,859	3,735,562	—	3,735,562	130,176	25.54	28.77
American Century VP Value	96,768	1,008,020	1,205,728	—	1,205,728	48,585	22.12	24.92
American Funds IS® Asset Allocation	93,631	2,164,619	2,035,540	—	2,035,540	165,172	12.32	12.32
American Funds IS® Capital World Bond	6,790	79,818	63,352	—	63,352	9,556	6.63	6.63
American Funds IS® Global Growth	80,708	2,465,689	2,381,690	—	2,381,690	162,629	14.64	14.64
American Funds IS® Growth-Income	22,633	1,098,113	1,102,701	—	1,102,701	71,075	15.52	15.52
American Funds IS® International	17,383	327,854	260,567	—	260,567	30,786	8.46	8.46
American Funds IS® New World	7,005	179,136	152,989	—	152,989	15,777	9.70	9.70
BlackRock Equity Dividend V.I.	79,340	911,587	802,922	—	802,922	54,891	14.63	14.63
BlackRock Global Allocation V.I.	28,882	409,109	342,827	—	342,827	34,318	9.99	9.99
BlackRock High Yield V.I.	28,826	206,674	185,925	960	186,885	19,988	9.35	9.35
BNY Mellon IP MidCap Stock	5,734	112,474	93,816	—	93,816	7,833	12.03	12.03
BNY Mellon IP Small Cap Stock Index	48,611	888,944	839,031	—	839,031	60,587	13.85	13.85
BNY Mellon IP Technology Growth	76,209	1,799,853	1,206,385	—	1,206,385	53,212	20.31	22.74
BNY Mellon VIF Appreciation	9,536	355,280	298,675	—	298,675	18,312	16.31	16.31
ClearBridge Variable Aggressive Growth	54,070	1,275,921	801,863	—	801,863	52,901	13.52	15.17
ClearBridge Variable Small Cap Growth	17,190	464,354	433,699	—	433,699	19,419	22.34	22.34
Delaware Ivy VIP Asset Strategy	11,307	99,691	88,762	—	88,762	9,621	9.22	9.22
Fidelity® VIP Equity-Income	24,930	560,277	566,155	—	566,155	40,157	14.06	14.06
Fidelity® VIP Growth & Income	37,046	765,879	861,698	—	861,698	55,393	15.56	15.56
Fidelity® VIP Growth Opportunities	30,659	1,530,873	1,223,592	—	1,223,592	57,643	21.23	21.23
Fidelity® VIP High Income	154,952	787,905	652,348	—	652,348	75,275	8.66	8.66
Fidelity® VIP Overseas	21,229	460,344	455,156	—	455,156	46,529	9.78	9.78
Franklin Allocation VIP Fund	51,038	320,097	233,753	—	233,753	22,045	10.60	10.60
Franklin Income VIP Fund	38,228	588,454	563,091	—	563,091	48,939	11.05	11.52
Franklin Mutual Global Discovery VIP Fund	50,535	932,269	839,380	—	839,380	71,525	10.76	11.72
Franklin Small Cap Value VIP Fund	12,219	188,256	153,105	—	153,105	10,107	15.11	15.11
Franklin Strategic Income VIP Fund	10,423	108,131	90,989	—	90,989	11,724	7.76	7.76
Guggenheim VIF All Cap Value	7,534	220,200	252,163	—	252,163	11,304	17.59	22.31
Guggenheim VIF Alpha Opportunity	4,289	72,417	65,498	—	65,498	4,175	15.67	15.67
Guggenheim VIF Floating Rate Strategies	49,761	1,284,422	1,175,365	—	1,175,365	131,307	8.95	8.95
Guggenheim VIF Global Managed Futures Strategy	3,970	67,856	69,753	—	69,753	13,803	5.05	5.05
Guggenheim VIF High Yield	31,877	874,130	740,192	—	740,192	26,151	14.19	30.36
Guggenheim VIF Large Cap Value	15,805	568,382	651,801	—	651,801	36,943	17.66	17.87
Guggenheim VIF Long Short Equity	4,257	59,576	64,239	—	64,239	5,260	10.84	12.21
Guggenheim VIF Managed Asset Allocation	18,903	536,521	491,093	—	491,093	38,609	12.71	12.86
Guggenheim VIF Multi-Hedge Strategies	3,410	86,033	87,065	—	87,065	14,287	5.69	6.11
Guggenheim VIF Small Cap Value	8,889	361,972	375,823	—	375,823	9,943	25.46	38.38
Guggenheim VIF SMid Cap Value	15,620	1,028,983	1,119,342	—	1,119,342	26,893	28.40	41.91
Guggenheim VIF StylePlus Large Core	14,641	581,779	477,451	—	477,451	39,686	11.79	14.41
Guggenheim VIF StylePlus Large Growth	16,677	299,702	229,480	—	229,480	17,230	13.31	16.08

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Net Assets (continued)

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Guggenheim VIF StylePlus Mid Growth	62,160	$3,249,210	$2,288,731	$—	$2,288,731	154,319	$14.83	$15.77
Guggenheim VIF StylePlus Small Growth	41,665	1,321,723	932,472	—	932,472	95,014	9.81	16.92
Guggenheim VIF Total Return Bond	111,645	1,798,712	1,559,687	—	1,559,687	165,345	7.67	9.42
Guggenheim VIF World Equity Income	48,181	582,648	596,001	—	596,001	50,167	11.87	13.35
Invesco V.I. American Value	8,431	149,841	130,507	—	130,507	13,497	9.67	9.67
Invesco V.I. Comstock	11,494	197,422	232,745	—	232,745	12,906	15.21	18.06
Invesco V.I. Core Bond (b)	—	—	—	—	—	—	6.87	6.87
Invesco V.I. Core Plus Bond (b)	38,977	226,138	214,371	—	214,371	23,145	9.26	9.26
Invesco V.I. Discovery Mid Cap Growth	6,551	430,740	313,552	—	313,552	20,160	15.56	15.56
Invesco V.I. Equity and Income	47,260	808,946	757,573	—	757,573	48,442	15.63	15.63
Invesco V.I. EVQ International Equity Fund (a)	10,964	371,782	311,597	—	311,597	21,387	13.21	14.80
Invesco V.I. Global	16,088	632,300	487,475	—	487,475	41,351	11.77	11.77
Invesco V.I. Global Real Estate	34,686	554,724	452,308	—	452,308	26,157	15.35	17.29
Invesco V.I. Government Money Market	719,363	719,363	719,363	—	719,363	88,397	7.84	8.16
Invesco V.I. Government Securities	59,951	697,253	598,312	—	598,312	84,106	7.09	7.09
Invesco V.I. Health Care	8,970	254,064	225,603	—	225,603	9,230	22.17	24.98
Invesco V.I. Main Street Mid Cap Fund®	10,052	108,229	82,731	—	82,731	4,064	18.07	20.36
Invesco V.I. Main Street Small Cap Fund®	7,512	181,290	169,462	—	169,462	5,281	28.72	32.36
Janus Henderson VIT Enterprise	30,923	2,100,780	1,941,374	—	1,941,374	79,346	24.47	24.47
Janus Henderson VIT Research	25,174	862,319	759,514	—	759,514	43,083	17.62	17.62
JPMorgan Insurance Trust Core Bond Portfolio	11,128	123,041	106,051	—	106,051	13,641	7.80	7.80
Lord Abbett Series Bond-Debenture VC	19,597	238,986	199,893	—	199,893	21,564	9.26	9.26
Lord Abbett Series Developing Growth VC	8,444	304,669	187,037	—	187,037	13,770	13.57	13.57
MFS® VIT II Research International	16,123	249,623	239,594	—	239,594	25,874	9.25	9.25
MFS® VIT Total Return	37,402	828,078	820,972	—	820,972	60,419	11.53	13.57
MFS® VIT Utilities	18,780	587,739	667,987	—	667,987	31,490	14.47	21.77
Morgan Stanley VIF Emerging Markets Equity	25,173	360,718	298,805	—	298,805	45,741	5.48	6.54
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	15,655	196,156	191,621	—	191,621	16,052	11.94	11.94
Morningstar Balanced ETF Asset Allocation Portfolio	35,371	390,342	340,270	—	340,270	33,435	10.18	10.18
Morningstar Conservative ETF Asset Allocation Portfolio	11,619	123,620	110,612	—	110,612	13,487	8.20	8.20
Morningstar Growth ETF Asset Allocation Portfolio	20,477	232,503	210,096	—	210,096	18,757	11.20	11.20
Morningstar Income and Growth ETF Asset Allocation Portfolio	11,684	124,109	107,375	—	107,375	11,708	9.18	9.18
Neuberger Berman AMT Sustainable Equity	20,654	483,016	555,808	—	555,808	20,069	24.95	27.61
PIMCO VIT All Asset	11,212	116,729	96,643	—	96,643	7,563	11.79	13.28
PIMCO VIT CommodityRealReturn Strategy	30,427	217,840	209,640	—	209,640	37,504	4.96	5.67
PIMCO VIT Emerging Markets Bond	2,686	34,112	26,990	—	26,990	2,790	9.20	9.67
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	28,787	307,466	273,764	—	273,764	26,836	9.44	10.22
PIMCO VIT Low Duration	41,329	419,809	391,797	—	391,797	53,567	6.51	7.33
PIMCO VIT Real Return	86,360	1,108,010	993,139	—	993,139	99,577	8.86	9.98
PIMCO VIT Total Return	52,140	563,549	468,213	—	468,213	59,603	7.86	7.86

(a)	Name change. See Note 1.
(b)	Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Net Assets (continued)

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
Putnam VT Small Cap Value	1,597	$20,809	$16,929	$—	$16,929	1,359	$12.45	$12.45
Royce Micro-Cap	18,944	182,435	146,246	—	146,246	12,437	11.79	11.79
T. Rowe Price Health Sciences	29,444	1,404,831	1,546,409	—	1,546,409	79,807	19.37	19.37
Templeton Developing Markets VIP Fund	20,713	178,891	154,519	—	154,519	18,634	8.29	8.29
Templeton Global Bond VIP Fund	146,021	2,127,854	1,822,345	—	1,822,345	280,114	6.51	6.51
Western Asset Variable Global High Yield Bond	3,552	27,009	21,315	—	21,315	2,195	9.61	9.80

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets

Years Ended December 31, 2022 and 2021, Except as Noted

	AB VPS Dynamic Asset Allocation	AB VPS Small/Mid Cap Value	American Century VP Mid Cap Value
Net assets as of December 31, 2020	$43,706	$108,055	$547,465

Investment income (loss):
Dividend distributions	706	862	5,896
Investment Expenses:
Mortality and expense risk and administrative charges	(341)	(1,046)	(4,339)

Net investment income (loss)	365	(184)	1,557

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	190	1,247	13,437
Change in unrealized appreciation (depreciation)	3,113	36,642	96,623

Net gain (loss) on investments	3,303	37,889	110,060

Net increase (decrease) in net assets from operations	3,668	37,705	111,617

Contract owner transactions:
Variable annuity deposits	110	6,759	9,573
Terminations, withdrawals and annuity payments	(916)	(2,177)	(26,401)
Transfers between subaccounts, net	—	1,020	(44,206)
Maintenance charges and mortality adjustments	(257)	(614)	(1,445)

Increase (decrease) in net assets from contract transactions	(1,063)	4,988	(62,479)

Total increase (decrease) in net assets	2,605	42,693	49,138

Net assets as of December 31, 2021	$46,311	$150,748	$596,603

Investment income (loss):
Dividend distributions	1,004	1,287	12,161
Investment Expenses:
Mortality and expense risk and administrative charges	(296)	(1,026)	(4,335)

Net investment income (loss)	708	261	7,826

Increase (decrease) in net assets from operations:
Capital gain distributions	12,746	23,169	75,328
Realized capital gain (loss) on investments	(430)	(4,261)	6,033
Change in unrealized appreciation (depreciation)	(21,885)	(44,021)	(101,523)

Net gain (loss) on investments	(9,569)	(25,113)	(20,162)

Net increase (decrease) in net assets from operations	(8,861)	(24,852)	(12,336)

Contract owner transactions:
Variable annuity deposits	120	21,760	8,690
Terminations, withdrawals and annuity payments	(1,484)	(13,811)	(39,544)
Transfers between subaccounts, net	—	(9,895)	24,490
Maintenance charges and mortality adjustments	(242)	(538)	(1,007)

Increase (decrease) in net assets from contract transactions	(1,606)	(2,484)	(7,371)

Total increase (decrease) in net assets	(10,467)	(27,336)	(19,707)

Net assets as of December 31, 2022	$35,844	$123,412	$576,896

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	American Century VP Ultra®	American Century VP Value	American Funds IS® Asset Allocation
Net assets as of December 31, 2020	$4,692,440	$1,098,687	$2,624,384

Investment income (loss):
Dividend distributions	—	20,467	37,068
Investment Expenses:
Mortality and expense risk and administrative charges	(38,843)	(9,717)	(20,813)

Net investment income (loss)	(38,843)	10,750	16,255

Increase (decrease) in net assets from operations:
Capital gain distributions	340,685	—	91,554
Realized capital gain (loss) on investments	204,803	51,852	46,576
Change in unrealized appreciation (depreciation)	510,467	189,949	203,522

Net gain (loss) on investments	1,055,955	241,801	341,652

Net increase (decrease) in net assets from operations	1,017,112	252,551	357,907

Contract owner transactions:
Variable annuity deposits	228,243	109,475	105,232
Terminations, withdrawals and annuity payments	(184,619)	(177,528)	(188,339)
Transfers between subaccounts, net	(303,768)	10,271	(50,801)
Maintenance charges and mortality adjustments	(25,503)	(3,584)	(17,067)

Increase (decrease) in net assets from contract transactions	(285,647)	(61,366)	(150,975)

Total increase (decrease) in net assets	731,465	191,185	206,932

Net assets as of December 31, 2021	$5,423,905	$1,289,872	$2,831,316

Investment income (loss):
Dividend distributions	—	23,455	37,974
Investment Expenses:
Mortality and expense risk and administrative charges	(32,688)	(9,214)	(17,658)

Net investment income (loss)	(32,688)	14,241	20,316

Increase (decrease) in net assets from operations:
Capital gain distributions	471,464	97,226	246,592
Realized capital gain (loss) on investments	38,836	30,401	(3,729)
Change in unrealized appreciation (depreciation)	(2,279,332)	(147,877)	(656,873)

Net gain (loss) on investments	(1,769,032)	(20,250)	(414,010)

Net increase (decrease) in net assets from operations	(1,801,720)	(6,009)	(393,694)

Contract owner transactions:
Variable annuity deposits	186,461	26,010	120,598
Terminations, withdrawals and annuity payments	(170,608)	(99,136)	(381,381)
Transfers between subaccounts, net	117,116	(834)	(127,271)
Maintenance charges and mortality adjustments	(19,592)	(4,175)	(14,028)

Increase (decrease) in net assets from contract transactions	113,377	(78,135)	(402,082)

Total increase (decrease) in net assets	(1,688,343)	(84,144)	(795,776)

Net assets as of December 31, 2022	$3,735,562	$1,205,728	$2,035,540

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	American Funds IS® Capital World Bond	American Funds IS® Global Growth	American Funds IS® Growth- Income
Net assets as of December 31, 2020	$148,323	$2,832,455	$1,237,720

Investment income (loss):
Dividend distributions	2,264	6,553	13,141
Investment Expenses:
Mortality and expense risk and administrative charges	(1,137)	(23,366)	(10,225)

Net investment income (loss)	1,127	(16,813)	2,916

Increase (decrease) in net assets from operations:
Capital gain distributions	4,180	150,432	13,473
Realized capital gain (loss) on investments	865	109,568	29,236
Change in unrealized appreciation (depreciation)	(14,913)	188,753	231,627

Net gain (loss) on investments	(9,868)	448,753	274,336

Net increase (decrease) in net assets from operations	(8,741)	431,940	277,252

Contract owner transactions:
Variable annuity deposits	20,505	231,042	73,329
Terminations, withdrawals and annuity payments	(4,655)	(157,866)	(62,593)
Transfers between subaccounts, net	(13,177)	(53,240)	(48,415)
Maintenance charges and mortality adjustments	(651)	(14,678)	(3,833)

Increase (decrease) in net assets from contract transactions	2,022	5,258	(41,512)

Total increase (decrease) in net assets	(6,719)	437,198	235,740

Net assets as of December 31, 2021	$141,604	$3,269,653	$1,473,460

Investment income (loss):
Dividend distributions	215	11,135	12,621
Investment Expenses:
Mortality and expense risk and administrative charges	(710)	(19,042)	(8,956)

Net investment income (loss)	(495)	(7,907)	3,665

Increase (decrease) in net assets from operations:
Capital gain distributions	1,688	287,717	119,589
Realized capital gain (loss) on investments	(12,936)	16,431	25,351
Change in unrealized appreciation (depreciation)	(13,141)	(1,141,753)	(399,336)

Net gain (loss) on investments	(24,389)	(837,605)	(254,396)

Net increase (decrease) in net assets from operations	(24,884)	(845,512)	(250,731)

Contract owner transactions:
Variable annuity deposits	50	150,771	14,095
Terminations, withdrawals and annuity payments	(33,111)	(234,161)	(146,344)
Transfers between subaccounts, net	(19,149)	52,089	16,093
Maintenance charges and mortality adjustments	(1,158)	(11,150)	(3,872)

Increase (decrease) in net assets from contract transactions	(53,368)	(42,451)	(120,028)

Total increase (decrease) in net assets	(78,252)	(887,963)	(370,759)

Net assets as of December 31, 2022	$63,352	$2,381,690	$1,102,701

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	American Funds IS® International	American Funds IS® New World	BlackRock Equity Dividend V.I.
Net assets as of December 31, 2020	$378,049	$150,074	$590,203

Investment income (loss):
Dividend distributions	8,423	1,251	8,810
Investment Expenses:
Mortality and expense risk and administrative charges	(2,834)	(1,330)	(5,176)

Net investment income (loss)	5,589	(79)	3,634

Increase (decrease) in net assets from operations:
Capital gain distributions	—	5,266	91,418
Realized capital gain (loss) on investments	5,815	7,217	6,698
Change in unrealized appreciation (depreciation)	(19,800)	(6,531)	15,075

Net gain (loss) on investments	(13,985)	5,952	113,191

Net increase (decrease) in net assets from operations	(8,396)	5,873	116,825

Contract owner transactions:
Variable annuity deposits	2,260	50,998	27,164
Terminations, withdrawals and annuity payments	(18,016)	(3,441)	(15,882)
Transfers between subaccounts, net	2,316	2,554	48,864
Maintenance charges and mortality adjustments	(729)	(379)	(1,754)

Increase (decrease) in net assets from contract transactions	(14,169)	49,732	58,392

Total increase (decrease) in net assets	(22,565)	55,605	175,217

Net assets as of December 31, 2021	$355,484	$205,679	$765,420

Investment income (loss):
Dividend distributions	4,274	1,864	11,508
Investment Expenses:
Mortality and expense risk and administrative charges	(2,128)	(1,277)	(5,845)

Net investment income (loss)	2,146	587	5,663

Increase (decrease) in net assets from operations:
Capital gain distributions	40,291	16,536	94,562
Realized capital gain (loss) on investments	(8,003)	(3,597)	(8,155)
Change in unrealized appreciation (depreciation)	(110,352)	(63,083)	(139,043)

Net gain (loss) on investments	(78,064)	(50,144)	(52,636)

Net increase (decrease) in net assets from operations	(75,918)	(49,557)	(46,973)

Contract owner transactions:
Variable annuity deposits	1,250	1,449	21,469
Terminations, withdrawals and annuity payments	(50,478)	(17,835)	(91,236)
Transfers between subaccounts, net	30,881	13,662	156,158
Maintenance charges and mortality adjustments	(652)	(409)	(1,916)

Increase (decrease) in net assets from contract transactions	(18,999)	(3,133)	84,475

Total increase (decrease) in net assets	(94,917)	(52,690)	37,502

Net assets as of December 31, 2022	$260,567	$152,989	$802,922

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	BlackRock Global Allocation V.I.	BlackRock High Yield V.I.	BNY Mellon IP MidCap Stock
Net assets as of December 31, 2020	$596,582	$304,600	$115,120

Investment income (loss):
Dividend distributions	4,491	13,024	572
Investment Expenses:
Mortality and expense risk and administrative charges	(4,157)	(2,294)	(917)

Net investment income (loss)	334	10,730	(345)

Increase (decrease) in net assets from operations:
Capital gain distributions	85,879	877	821
Realized capital gain (loss) on investments	22,681	1,645	4,630
Change in unrealized appreciation (depreciation)	(77,785)	(72)	22,200

Net gain (loss) on investments	30,775	2,450	27,651

Net increase (decrease) in net assets from operations	31,109	13,180	27,306

Contract owner transactions:
Variable annuity deposits	22,211	2,954	14,610
Terminations, withdrawals and annuity payments	(86,933)	(5,504)	(9,074)
Transfers between subaccounts, net	(49,320)	(4,576)	(17,897)
Maintenance charges and mortality adjustments	(3,099)	(757)	(335)

Increase (decrease) in net assets from contract transactions	(117,141)	(7,883)	(12,696)

Total increase (decrease) in net assets	(86,032)	5,297	14,610

Net assets as of December 31, 2021	$510,550	$309,897	$129,730

Investment income (loss):
Dividend distributions	—	12,009	489
Investment Expenses:
Mortality and expense risk and administrative charges	(3,063)	(1,817)	(763)

Net investment income (loss)	(3,063)	10,192	(274)

Increase (decrease) in net assets from operations:
Capital gain distributions	6,227	—	26,989
Realized capital gain (loss) on investments	(18,816)	(8,589)	(1,088)
Change in unrealized appreciation (depreciation)	(66,416)	(36,353)	(44,028)

Net gain (loss) on investments	(79,005)	(44,942)	(18,127)

Net increase (decrease) in net assets from operations	(82,068)	(34,750)	(18,401)

Contract owner transactions:
Variable annuity deposits	8,813	125	4,902
Terminations, withdrawals and annuity payments	(85,322)	(29,715)	(20,088)
Transfers between subaccounts, net	(6,901)	(57,807)	(2,053)
Maintenance charges and mortality adjustments	(2,245)	(865)	(274)

Increase (decrease) in net assets from contract transactions	(85,655)	(88,262)	(17,513)

Total increase (decrease) in net assets	(167,723)	(123,012)	(35,914)

Net assets as of December 31, 2022	$342,827	$186,885	$93,816

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	BNY Mellon IP Small Cap Stock Index	BNY Mellon IP Technology Growth	BNY Mellon VIF Appreciation
Net assets as of December 31, 2020	$848,912	$2,185,631	$272,673

Investment income (loss):
Dividend distributions	6,814	—	572
Investment Expenses:
Mortality and expense risk and administrative charges	(7,594)	(17,692)	(2,303)

Net investment income (loss)	(780)	(17,692)	(1,731)

Increase (decrease) in net assets from operations:
Capital gain distributions	13,953	313,357	26,747
Realized capital gain (loss) on investments	22,184	93,844	4,142
Change in unrealized appreciation (depreciation)	179,712	(136,331)	38,893

Net gain (loss) on investments	215,849	270,870	69,782

Net increase (decrease) in net assets from operations	215,069	253,178	68,051

Contract owner transactions:
Variable annuity deposits	30,817	16,048	10,660
Terminations, withdrawals and annuity payments	(18,866)	(39,787)	(497)
Transfers between subaccounts, net	(15,580)	(102,442)	15,792
Maintenance charges and mortality adjustments	(1,245)	(9,507)	(96)

Increase (decrease) in net assets from contract transactions	(4,874)	(135,688)	25,859

Total increase (decrease) in net assets	210,195	117,490	93,910

Net assets as of December 31, 2021	$1,059,107	$2,303,121	$366,583

Investment income (loss):
Dividend distributions	8,326	—	1,305
Investment Expenses:
Mortality and expense risk and administrative charges	(6,736)	(11,709)	(2,196)

Net investment income (loss)	1,590	(11,709)	(891)

Increase (decrease) in net assets from operations:
Capital gain distributions	111,495	168,533	88,111
Realized capital gain (loss) on investments	5,080	(21,399)	(41,242)
Change in unrealized appreciation (depreciation)	(299,005)	(1,210,338)	(110,374)

Net gain (loss) on investments	(182,430)	(1,063,204)	(63,505)

Net increase (decrease) in net assets from operations	(180,840)	(1,074,913)	(64,396)

Contract owner transactions:
Variable annuity deposits	12,901	11,788	4,704
Terminations, withdrawals and annuity payments	(47,902)	(71,433)	(31,118)
Transfers between subaccounts, net	(2,963)	43,996	23,084
Maintenance charges and mortality adjustments	(1,272)	(6,174)	(182)

Increase (decrease) in net assets from contract transactions	(39,236)	(21,823)	(3,512)

Total increase (decrease) in net assets	(220,076)	(1,096,736)	(67,908)

Net assets as of December 31, 2022	$839,031	$1,206,385	$298,675

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	ClearBridge Variable Aggressive Growth	ClearBridge Variable Small Cap Growth	Delaware Ivy VIP Asset Strategy
Net assets as of December 31, 2020	$1,367,760	$648,149	$132,701

Investment income (loss):
Dividend distributions	2,346	—	2,006
Investment Expenses:
Mortality and expense risk and administrative charges	(10,352)	(4,673)	(990)

Net investment income (loss)	(8,006)	(4,673)	1,016

Increase (decrease) in net assets from operations:
Capital gain distributions	342,053	68,674	13,046
Realized capital gain (loss) on investments	46,554	64,993	4,512
Change in unrealized appreciation (depreciation)	(256,567)	(57,336)	(6,240)

Net gain (loss) on investments	132,040	76,331	11,318

Net increase (decrease) in net assets from operations	124,034	71,658	12,334

Contract owner transactions:
Variable annuity deposits	10,694	8,411	2,450
Terminations, withdrawals and annuity payments	(174,315)	(93,000)	(22,074)
Transfers between subaccounts, net	(142,397)	(66,038)	2,054
Maintenance charges and mortality adjustments	(3,229)	(1,059)	(411)

Increase (decrease) in net assets from contract transactions	(309,247)	(151,686)	(17,981)

Total increase (decrease) in net assets	(185,213)	(80,028)	(5,647)

Net assets as of December 31, 2021	$1,182,547	$568,121	$127,054

Investment income (loss):
Dividend distributions	—	—	1,462
Investment Expenses:
Mortality and expense risk and administrative charges	(7,312)	(3,401)	(786)

Net investment income (loss)	(7,312)	(3,401)	676

Increase (decrease) in net assets from operations:
Capital gain distributions	118,532	9,341	7,918
Realized capital gain (loss) on investments	(86,148)	(2,012)	(2,692)
Change in unrealized appreciation (depreciation)	(348,744)	(174,905)	(25,852)

Net gain (loss) on investments	(316,360)	(167,576)	(20,626)

Net increase (decrease) in net assets from operations	(323,672)	(170,977)	(19,950)

Contract owner transactions:
Variable annuity deposits	9,470	6,934	2,340
Terminations, withdrawals and annuity payments	(46,811)	(15,412)	(23,351)
Transfers between subaccounts, net	(17,196)	45,801	3,153
Maintenance charges and mortality adjustments	(2,475)	(768)	(484)

Increase (decrease) in net assets from contract transactions	(57,012)	36,555	(18,342)

Total increase (decrease) in net assets	(380,684)	(134,422)	(38,292)

Net assets as of December 31, 2022	$801,863	$433,699	$88,762

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Fidelity® VIP Equity-Income	Fidelity® VIP Growth & Income	Fidelity® VIP Growth Opportunities
Net assets as of December 31, 2020	$608,539	$706,027	$1,887,852

Investment income (loss):
Dividend distributions	10,532	17,803	—
Investment Expenses:
Mortality and expense risk and administrative charges	(4,844)	(5,961)	(15,451)

Net investment income (loss)	5,688	11,842	(15,451)

Increase (decrease) in net assets from operations:
Capital gain distributions	72,662	37,364	174,888
Realized capital gain (loss) on investments	18,374	16,191	145,023
Change in unrealized appreciation (depreciation)	38,646	105,786	(102,341)

Net gain (loss) on investments	129,682	159,341	217,570

Net increase (decrease) in net assets from operations	135,370	171,183	202,119

Contract owner transactions:
Variable annuity deposits	21,446	72,326	59,594
Terminations, withdrawals and annuity payments	(52,766)	(7,058)	(44,017)
Transfers between subaccounts, net	(55,754)	(76,124)	(63,557)
Maintenance charges and mortality adjustments	(3,723)	(1,086)	(6,526)

Increase (decrease) in net assets from contract transactions	(90,797)	(11,942)	(54,506)

Total increase (decrease) in net assets	44,573	159,241	147,613

Net assets as of December 31, 2021	$653,112	$865,268	$2,035,465

Investment income (loss):
Dividend distributions	9,947	12,883	—
Investment Expenses:
Mortality and expense risk and administrative charges	(4,373)	(6,414)	(10,994)

Net investment income (loss)	5,574	6,469	(10,994)

Increase (decrease) in net assets from operations:
Capital gain distributions	19,927	17,838	290,104
Realized capital gain (loss) on investments	5,994	5,556	(11,918)
Change in unrealized appreciation (depreciation)	(71,190)	(79,596)	(1,054,696)

Net gain (loss) on investments	(45,269)	(56,202)	(776,510)

Net increase (decrease) in net assets from operations	(39,695)	(49,733)	(787,504)

Contract owner transactions:
Variable annuity deposits	6,364	61,577	19,493
Terminations, withdrawals and annuity payments	(76,216)	(17,299)	(55,680)
Transfers between subaccounts, net	25,936	3,274	16,429
Maintenance charges and mortality adjustments	(3,346)	(1,389)	(4,611)

Increase (decrease) in net assets from contract transactions	(47,262)	46,163	(24,369)

Total increase (decrease) in net assets	(86,957)	(3,570)	(811,873)

Net assets as of December 31, 2022	$566,155	$861,698	$1,223,592

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Fidelity® VIP High Income	Fidelity® VIP Overseas	Franklin Allocation VIP Fund
Net assets as of December 31, 2020	$749,790	$462,273	$408,852

Investment income (loss):
Dividend distributions	39,914	1,682	6,638
Investment Expenses:
Mortality and expense risk and administrative charges	(5,721)	(3,745)	(3,030)

Net investment income (loss)	34,193	(2,063)	3,608

Increase (decrease) in net assets from operations:
Capital gain distributions	—	38,350	—
Realized capital gain (loss) on investments	86	8,811	(7,322)
Change in unrealized appreciation (depreciation)	(8,080)	38,751	45,724

Net gain (loss) on investments	(7,994)	85,912	38,402

Net increase (decrease) in net assets from operations	26,199	83,849	42,010

Contract owner transactions:
Variable annuity deposits	110	1,567	1,212
Terminations, withdrawals and annuity payments	(12,680)	(11,934)	(92,417)
Transfers between subaccounts, net	4,077	8,175	2,139
Maintenance charges and mortality adjustments	(4,474)	(339)	(2,191)

Increase (decrease) in net assets from contract transactions	(12,967)	(2,531)	(91,257)

Total increase (decrease) in net assets	13,232	81,318	(49,247)

Net assets as of December 31, 2021	$763,022	$543,591	$359,605

Investment income (loss):
Dividend distributions	35,146	4,054	4,202
Investment Expenses:
Mortality and expense risk and administrative charges	(5,105)	(3,400)	(2,066)

Net investment income (loss)	30,041	654	2,136

Increase (decrease) in net assets from operations:
Capital gain distributions	—	3,895	26,483
Realized capital gain (loss) on investments	(5,024)	(48)	(18,942)
Change in unrealized appreciation (depreciation)	(118,207)	(137,682)	(67,214)

Net gain (loss) on investments	(123,231)	(133,835)	(59,673)

Net increase (decrease) in net assets from operations	(93,190)	(133,181)	(57,537)

Contract owner transactions:
Variable annuity deposits	92	43,695	1,000
Terminations, withdrawals and annuity payments	(3,735)	(41,301)	(57,809)
Transfers between subaccounts, net	(10,108)	42,693	(10,000)
Maintenance charges and mortality adjustments	(3,733)	(341)	(1,506)

Increase (decrease) in net assets from contract transactions	(17,484)	44,746	(68,315)

Total increase (decrease) in net assets	(110,674)	(88,435)	(125,852)

Net assets as of December 31, 2022	$652,348	$455,156	$233,753

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Franklin Income VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Small Cap Value VIP Fund
Net assets as of December 31, 2020	$591,689	$839,814	$232,173

Investment income (loss):
Dividend distributions	29,930	25,003	2,276
Investment Expenses:
Mortality and expense risk and administrative charges	(5,199)	(7,032)	(1,681)

Net investment income (loss)	24,731	17,971	595

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	6,026
Realized capital gain (loss) on investments	6,629	(2,455)	(264)
Change in unrealized appreciation (depreciation)	61,266	133,051	41,976

Net gain (loss) on investments	67,895	130,596	47,738

Net increase (decrease) in net assets from operations	92,626	148,567	48,333

Contract owner transactions:
Variable annuity deposits	68,591	16,955	1,061
Terminations, withdrawals and annuity payments	(106,635)	(13,706)	(14,984)
Transfers between subaccounts, net	8,851	(36,179)	(48,943)
Maintenance charges and mortality adjustments	(1,894)	(1,319)	(671)

Increase (decrease) in net assets from contract transactions	(31,087)	(34,249)	(63,537)

Total increase (decrease) in net assets	61,539	114,318	(15,204)

Net assets as of December 31, 2021	$653,228	$954,132	$216,969

Investment income (loss):
Dividend distributions	28,411	12,300	1,666
Investment Expenses:
Mortality and expense risk and administrative charges	(4,755)	(6,609)	(1,301)

Net investment income (loss)	23,656	5,691	365

Increase (decrease) in net assets from operations:
Capital gain distributions	11,532	73,551	31,435
Realized capital gain (loss) on investments	2,689	(4,063)	(4,280)
Change in unrealized appreciation (depreciation)	(77,095)	(125,590)	(50,617)

Net gain (loss) on investments	(62,874)	(56,102)	(23,462)

Net increase (decrease) in net assets from operations	(39,218)	(50,411)	(23,097)

Contract owner transactions:
Variable annuity deposits	4,234	16,124	798
Terminations, withdrawals and annuity payments	(52,758)	(83,263)	(30,142)
Transfers between subaccounts, net	(122)	3,964	(10,967)
Maintenance charges and mortality adjustments	(2,273)	(1,166)	(456)

Increase (decrease) in net assets from contract transactions	(50,919)	(64,341)	(40,767)

Total increase (decrease) in net assets	(90,137)	(114,752)	(63,864)

Net assets as of December 31, 2022	$563,091	$839,380	$153,105

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Franklin Strategic Income VIP Fund	Guggenheim VIF All Cap Value	Guggenheim VIF Alpha Opportunity
Net assets as of December 31, 2020	$114,210	$402,005	$63,951

Investment income (loss):
Dividend distributions	4,063	7,588	431
Investment Expenses:
Mortality and expense risk and administrative charges	(920)	(3,087)	(511)

Net investment income (loss)	3,143	4,501	(80)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	2,198	—
Realized capital gain (loss) on investments	(165)	41,697	(200)
Change in unrealized appreciation (depreciation)	(1,233)	44,131	8,640

Net gain (loss) on investments	(1,398)	88,026	8,440

Net increase (decrease) in net assets from operations	1,745	92,527	8,360

Contract owner transactions:
Variable annuity deposits	13,725	7,576	2,197
Terminations, withdrawals and annuity payments	(3,727)	(135,754)	(2,838)
Transfers between subaccounts, net	(4,225)	(49,482)	783
Maintenance charges and mortality adjustments	(590)	(1,126)	(105)

Increase (decrease) in net assets from contract transactions	5,183	(178,786)	37

Total increase (decrease) in net assets	6,928	(86,259)	8,397

Net assets as of December 31, 2021	$121,138	$315,746	$72,348

Investment income (loss):
Dividend distributions	4,813	3,218	266
Investment Expenses:
Mortality and expense risk and administrative charges	(808)	(2,178)	(501)

Net investment income (loss)	4,005	1,040	(235)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	29,959	—
Realized capital gain (loss) on investments	(4,336)	10,935	(273)
Change in unrealized appreciation (depreciation)	(13,941)	(47,963)	(6,164)

Net gain (loss) on investments	(18,277)	(7,069)	(6,437)

Net increase (decrease) in net assets from operations	(14,272)	(6,029)	(6,672)

Contract owner transactions:
Variable annuity deposits	4,050	70	2,395
Terminations, withdrawals and annuity payments	(9,819)	(51,340)	(1,462)
Transfers between subaccounts, net	(9,397)	(5,212)	(1,030)
Maintenance charges and mortality adjustments	(711)	(1,072)	(81)

Increase (decrease) in net assets from contract transactions	(15,877)	(57,554)	(178)

Total increase (decrease) in net assets	(30,149)	(63,583)	(6,850)

Net assets as of December 31, 2022	$90,989	$252,163	$65,498

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Guggenheim VIF Floating Rate Strategies	Guggenheim VIF Global Managed Futures Strategy	Guggenheim VIF High Yield
Net assets as of December 31, 2020	$1,214,268	$66,418	$885,812

Investment income (loss):
Dividend distributions	30,002	—	46,304
Investment Expenses:
Mortality and expense risk and administrative charges	(9,133)	(505)	(7,345)

Net investment income (loss)	20,869	(505)	38,959

Increase (decrease) in net assets from operations:
Capital gain distributions	—	840	—
Realized capital gain (loss) on investments	(2,291)	(24)	(1,017)
Change in unrealized appreciation (depreciation)	2,278	(75)	2,850

Net gain (loss) on investments	(13)	741	1,833

Net increase (decrease) in net assets from operations	20,856	236	40,792

Contract owner transactions:
Variable annuity deposits	20,902	163	93
Terminations, withdrawals and annuity payments	(24,972)	(3,033)	(84,780)
Transfers between subaccounts, net	3,552	—	88,070
Maintenance charges and mortality adjustments	(6,874)	(332)	(1,999)

Increase (decrease) in net assets from contract transactions	(7,392)	(3,202)	1,384

Total increase (decrease) in net assets	13,464	(2,966)	42,176

Net assets as of December 31, 2021	$1,227,732	$63,452	$927,988

Investment income (loss):
Dividend distributions	27,333	1,684	51,737
Investment Expenses:
Mortality and expense risk and administrative charges	(8,846)	(529)	(6,281)

Net investment income (loss)	18,487	1,155	45,456

Increase (decrease) in net assets from operations:
Capital gain distributions	—	333	—
Realized capital gain (loss) on investments	(3,986)	47	(13,064)
Change in unrealized appreciation (depreciation)	(33,677)	5,099	(125,570)

Net gain (loss) on investments	(37,663)	5,479	(138,634)

Net increase (decrease) in net assets from operations	(19,176)	6,634	(93,178)

Contract owner transactions:
Variable annuity deposits	4,843	112	91
Terminations, withdrawals and annuity payments	(20,161)	(95)	(71,352)
Transfers between subaccounts, net	(11,512)	—	(21,660)
Maintenance charges and mortality adjustments	(6,361)	(350)	(1,697)

Increase (decrease) in net assets from contract transactions	(33,191)	(333)	(94,618)

Total increase (decrease) in net assets	(52,367)	6,301	(187,796)

Net assets as of December 31, 2022	$1,175,365	$69,753	$740,192

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Guggenheim VIF Large Cap Value	Guggenheim VIF Long Short Equity	Guggenheim VIF Managed Asset Allocation
Net assets as of December 31, 2020	$784,893	$78,667	$577,725

Investment income (loss):
Dividend distributions	14,918	539	4,673
Investment Expenses:
Mortality and expense risk and administrative charges	(5,844)	(694)	(4,761)

Net investment income (loss)	9,074	(155)	(88)

Increase (decrease) in net assets from operations:
Capital gain distributions	40	—	44,651
Realized capital gain (loss) on investments	48,637	1,604	11,869
Change in unrealized appreciation (depreciation)	120,746	16,180	10,577

Net gain (loss) on investments	169,423	17,784	67,097

Net increase (decrease) in net assets from operations	178,497	17,629	67,009

Contract owner transactions:
Variable annuity deposits	41,501	8,149	52,706
Terminations, withdrawals and annuity payments	(133,714)	(5,201)	(56,350)
Transfers between subaccounts, net	(122,347)	1,332	46,551
Maintenance charges and mortality adjustments	(1,372)	(541)	(3,039)

Increase (decrease) in net assets from contract transactions	(215,932)	3,739	39,868

Total increase (decrease) in net assets	(37,435)	21,368	106,877

Net assets as of December 31, 2021	$747,458	$100,035	$684,602

Investment income (loss):
Dividend distributions	8,519	358	4,359
Investment Expenses:
Mortality and expense risk and administrative charges	(5,155)	(574)	(4,061)

Net investment income (loss)	3,364	(216)	298

Increase (decrease) in net assets from operations:
Capital gain distributions	59,419	—	50,816
Realized capital gain (loss) on investments	21,094	938	5,956
Change in unrealized appreciation (depreciation)	(96,196)	(15,159)	(166,774)

Net gain (loss) on investments	(15,683)	(14,221)	(110,002)

Net increase (decrease) in net assets from operations	(12,319)	(14,437)	(109,704)

Contract owner transactions:
Variable annuity deposits	2,769	—	9,417
Terminations, withdrawals and annuity payments	(68,018)	(12,359)	(65,264)
Transfers between subaccounts, net	(17,502)	(8,530)	(25,537)
Maintenance charges and mortality adjustments	(587)	(470)	(2,421)

Increase (decrease) in net assets from contract transactions	(83,338)	(21,359)	(83,805)

Total increase (decrease) in net assets	(95,657)	(35,796)	(193,509)

Net assets as of December 31, 2022	$651,801	$64,239	$491,093

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Guggenheim VIF Multi-Hedge Strategies	Guggenheim VIF Small Cap Value	Guggenheim VIF SMid Cap Value
Net assets as of December 31, 2020	$50,843	$402,799	$1,297,421

Investment income (loss):
Dividend distributions	—	2,897	22,089
Investment Expenses:
Mortality and expense risk and administrative charges	(489)	(3,128)	(10,124)

Net investment income (loss)	(489)	(231)	11,965

Increase (decrease) in net assets from operations:
Capital gain distributions	1,413	—	—
Realized capital gain (loss) on investments	487	17,807	85,217
Change in unrealized appreciation (depreciation)	2,354	79,786	181,308

Net gain (loss) on investments	4,254	97,593	266,525

Net increase (decrease) in net assets from operations	3,765	97,362	278,490

Contract owner transactions:
Variable annuity deposits	2,100	53,259	60,440
Terminations, withdrawals and annuity payments	(784)	(146,678)	(229,736)
Transfers between subaccounts, net	675	(11,051)	(155,900)
Maintenance charges and mortality adjustments	(204)	(1,550)	(2,410)

Increase (decrease) in net assets from contract transactions	1,787	(106,020)	(327,606)

Total increase (decrease) in net assets	5,552	(8,658)	(49,116)

Net assets as of December 31, 2021	$56,395	$394,141	$1,248,305

Investment income (loss):
Dividend distributions	649	2,364	10,170
Investment Expenses:
Mortality and expense risk and administrative charges	(474)	(2,726)	(8,826)

Net investment income (loss)	175	(362)	1,344

Increase (decrease) in net assets from operations:
Capital gain distributions	563	17,044	126,883
Realized capital gain (loss) on investments	63	6,028	20,930
Change in unrealized appreciation (depreciation)	(3,368)	(40,411)	(182,122)

Net gain (loss) on investments	(2,742)	(17,339)	(34,309)

Net increase (decrease) in net assets from operations	(2,567)	(17,701)	(32,965)

Contract owner transactions:
Variable annuity deposits	2,000	7,418	22,908
Terminations, withdrawals and annuity payments	(934)	(53,481)	(71,282)
Transfers between subaccounts, net	32,387	46,611	(45,238)
Maintenance charges and mortality adjustments	(216)	(1,165)	(2,386)

Increase (decrease) in net assets from contract transactions	33,237	(617)	(95,998)

Total increase (decrease) in net assets	30,670	(18,318)	(128,963)

Net assets as of December 31, 2022	$87,065	$375,823	$1,119,342

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Guggenheim VIF StylePlus Large Core	Guggenheim VIF StylePlus Large Growth	Guggenheim VIF StylePlus Mid Growth
Net assets as of December 31, 2020	$533,620	$261,453	$2,800,475

Investment income (loss):
Dividend distributions	4,276	1,817	15,632
Investment Expenses:
Mortality and expense risk and administrative charges	(4,700)	(2,429)	(22,980)

Net investment income (loss)	(424)	(612)	(7,348)

Increase (decrease) in net assets from operations:
Capital gain distributions	59,578	62,710	408,805
Realized capital gain (loss) on investments	26,420	7,664	76,815
Change in unrealized appreciation (depreciation)	55,026	6,187	(113,434)

Net gain (loss) on investments	141,024	76,561	372,186

Net increase (decrease) in net assets from operations	140,600	75,949	364,838

Contract owner transactions:
Variable annuity deposits	34,143	54,601	197,780
Terminations, withdrawals and annuity payments	(34,747)	(14,337)	(182,669)
Transfers between subaccounts, net	(39,375)	8,647	(66,004)
Maintenance charges and mortality adjustments	(1,157)	(1,009)	(13,660)

Increase (decrease) in net assets from contract transactions	(41,136)	47,902	(64,553)

Total increase (decrease) in net assets	99,464	123,851	300,285

Net assets as of December 31, 2021	$633,084	$385,304	$3,100,760

Investment income (loss):
Dividend distributions	2,955	1,124	9,320
Investment Expenses:
Mortality and expense risk and administrative charges	(4,279)	(2,066)	(18,956)

Net investment income (loss)	(1,324)	(942)	(9,636)

Increase (decrease) in net assets from operations:
Capital gain distributions	140,047	63,617	675,023
Realized capital gain (loss) on investments	4,060	2,335	(44,904)
Change in unrealized appreciation (depreciation)	(277,266)	(178,266)	(1,519,198)

Net gain (loss) on investments	(133,159)	(112,314)	(889,079)

Net increase (decrease) in net assets from operations	(134,483)	(113,256)	(898,715)

Contract owner transactions:
Variable annuity deposits	12,791	474	151,095
Terminations, withdrawals and annuity payments	(49,898)	(26,154)	(162,443)
Transfers between subaccounts, net	17,072	(15,787)	107,753
Maintenance charges and mortality adjustments	(1,115)	(1,101)	(9,719)

Increase (decrease) in net assets from contract transactions	(21,150)	(42,568)	86,686

Total increase (decrease) in net assets	(155,633)	(155,824)	(812,029)

Net assets as of December 31, 2022	$477,451	$229,480	$2,288,731

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Guggenheim VIF StylePlus Small Growth	Guggenheim VIF Total Return Bond	Guggenheim VIF World Equity Income
Net assets as of December 31, 2020	$1,290,992	$2,113,959	$745,184

Investment income (loss):
Dividend distributions	5,356	35,057	10,488
Investment Expenses:
Mortality and expense risk and administrative charges	(10,293)	(15,471)	(5,578)

Net investment income (loss)	(4,937)	19,586	4,910

Increase (decrease) in net assets from operations:
Capital gain distributions	46,307	57,126	—
Realized capital gain (loss) on investments	19,131	15,950	50,534
Change in unrealized appreciation (depreciation)	11,660	(116,511)	86,502

Net gain (loss) on investments	77,098	(43,435)	137,036

Net increase (decrease) in net assets from operations	72,161	(23,849)	141,946

Contract owner transactions:
Variable annuity deposits	2,898	65,064	8,444
Terminations, withdrawals and annuity payments	(14,304)	(113,660)	(133,671)
Transfers between subaccounts, net	(53,419)	10,156	(10,837)
Maintenance charges and mortality adjustments	(7,476)	(10,459)	(1,960)

Increase (decrease) in net assets from contract transactions	(72,301)	(48,899)	(138,024)

Total increase (decrease) in net assets	(140)	(72,748)	3,922

Net assets as of December 31, 2021	$1,290,852	$2,041,211	$749,106

Investment income (loss):
Dividend distributions	3,137	52,458	13,510
Investment Expenses:
Mortality and expense risk and administrative charges	(7,582)	(13,006)	(4,703)

Net investment income (loss)	(4,445)	39,452	8,807

Increase (decrease) in net assets from operations:
Capital gain distributions	328,141	4,141	125,741
Realized capital gain (loss) on investments	(1,713)	(12,840)	26,217
Change in unrealized appreciation (depreciation)	(671,107)	(364,422)	(228,894)

Net gain (loss) on investments	(344,679)	(373,121)	(76,936)

Net increase (decrease) in net assets from operations	(349,124)	(333,669)	(68,129)

Contract owner transactions:
Variable annuity deposits	1,832	7,102	342
Terminations, withdrawals and annuity payments	(10,894)	(110,679)	(98,490)
Transfers between subaccounts, net	5,013	(35,006)	14,880
Maintenance charges and mortality adjustments	(5,207)	(9,272)	(1,708)

Increase (decrease) in net assets from contract transactions	(9,256)	(147,855)	(84,976)

Total increase (decrease) in net assets	(358,380)	(481,524)	(153,105)

Net assets as of December 31, 2022	$932,472	$1,559,687	$596,001

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Invesco V.I. American Value	Invesco V.I. Comstock	Invesco V.I. Core Bond (b)
Net assets as of December 31, 2020	$—	$255,085	$415,327

Investment income (loss):
Dividend distributions	189	4,211	4,104
Investment Expenses:
Mortality and expense risk and administrative charges	(1,229)	(2,089)	(2,405)

Net investment income (loss)	(1,040)	2,122	1,699

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	8,488
Realized capital gain (loss) on investments	136,471	6,199	1,191
Change in unrealized appreciation (depreciation)	326	65,997	(18,914)

Net gain (loss) on investments	136,797	72,196	(9,235)

Net increase (decrease) in net assets from operations	135,757	74,318	(7,536)

Contract owner transactions:
Variable annuity deposits	—	—	10,709
Terminations, withdrawals and annuity payments	—	(20,201)	(27,957)
Transfers between subaccounts, net	(128,453)	(31,201)	(166,815)
Maintenance charges and mortality adjustments	(16)	(776)	(596)

Increase (decrease) in net assets from contract transactions	(128,469)	(52,178)	(184,659)

Total increase (decrease) in net assets	7,288	22,140	(192,195)

Net assets as of December 31, 2021	$7,288	$277,225	$223,132

Investment income (loss):
Dividend distributions	597	3,211	5,649
Investment Expenses:
Mortality and expense risk and administrative charges	(367)	(1,921)	(521)

Net investment income (loss)	230	1,290	5,128

Increase (decrease) in net assets from operations:
Capital gain distributions	24,199	7,321	—
Realized capital gain (loss) on investments	(86)	11,888	(41,758)
Change in unrealized appreciation (depreciation)	(19,660)	(23,201)	14,176

Net gain (loss) on investments	4,453	(3,992)	(27,582)

Net increase (decrease) in net assets from operations	4,683	(2,702)	(22,454)

Contract owner transactions:
Variable annuity deposits	—	—	8
Terminations, withdrawals and annuity payments	(168)	(33,839)	(4,061)
Transfers between subaccounts, net	118,984	(7,635)	(196,502)
Maintenance charges and mortality adjustments	(280)	(304)	(123)

Increase (decrease) in net assets from contract transactions	118,536	(41,778)	(200,678)

Total increase (decrease) in net assets	123,219	(44,480)	(223,132)

Net assets as of December 31, 2022	$130,507	$232,745	$—

(b)	Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Invesco V.I. Core Plus Bond (b)	Invesco V.I. Discovery Mid Cap Growth	Invesco V.I. Equity and Income
Net assets as of December 31, 2020	$—	$390,158	$970,057

Investment income (loss):
Dividend distributions	—	—	17,880
Investment Expenses:
Mortality and expense risk and administrative charges	—	(3,148)	(7,767)

Net investment income (loss)	—	(3,148)	10,113

Increase (decrease) in net assets from operations:
Capital gain distributions	—	51,051	10,673
Realized capital gain (loss) on investments	—	18,685	26,458
Change in unrealized appreciation (depreciation)	—	1,283	115,510

Net gain (loss) on investments	—	71,019	152,641

Net increase (decrease) in net assets from operations	—	67,871	162,754

Contract owner transactions:
Variable annuity deposits	—	43,483	68,275
Terminations, withdrawals and annuity payments	—	(30,631)	(151,199)
Transfers between subaccounts, net	—	(13,513)	57,818
Maintenance charges and mortality adjustments	—	(636)	(4,157)

Increase (decrease) in net assets from contract transactions	—	(1,297)	(29,263)

Total increase (decrease) in net assets	—	66,574	133,491

Net assets as of December 31, 2021	$—	$456,732	$1,103,548

Investment income (loss):
Dividend distributions	1,257	—	11,335
Investment Expenses:
Mortality and expense risk and administrative charges	(1,015)	(2,531)	(6,683)

Net investment income (loss)	242	(2,531)	4,652

Increase (decrease) in net assets from operations:
Capital gain distributions	139	103,207	104,592
Realized capital gain (loss) on investments	(790)	2,149	24,720
Change in unrealized appreciation (depreciation)	(11,767)	(243,428)	(222,756)

Net gain (loss) on investments	(12,418)	(138,072)	(93,444)

Net increase (decrease) in net assets from operations	(12,176)	(140,603)	(88,792)

Contract owner transactions:
Variable annuity deposits	—	21,664	41,615
Terminations, withdrawals and annuity payments	(14,032)	(38,043)	(231,658)
Transfers between subaccounts, net	240,995	14,297	(63,403)
Maintenance charges and mortality adjustments	(416)	(495)	(3,737)

Increase (decrease) in net assets from contract transactions	226,547	(2,577)	(257,183)

Total increase (decrease) in net assets	214,371	(143,180)	(345,975)

Net assets as of December 31, 2022	$214,371	$313,552	$757,573

(b)	Merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Invesco V.I. EVQ International Equity Fund (a)	Invesco V.I. Global	Invesco V.I. Global Real Estate
Net assets as of December 31, 2020	$494,373	$777,416	$572,423

Investment income (loss):
Dividend distributions	5,057	—	16,725
Investment Expenses:
Mortality and expense risk and administrative charges	(4,011)	(6,050)	(4,616)

Net investment income (loss)	1,046	(6,050)	12,109

Increase (decrease) in net assets from operations:
Capital gain distributions	32,582	42,105	—
Realized capital gain (loss) on investments	20,081	37,261	293
Change in unrealized appreciation (depreciation)	(30,677)	33,569	123,466

Net gain (loss) on investments	21,986	112,935	123,759

Net increase (decrease) in net assets from operations	23,032	106,885	135,868

Contract owner transactions:
Variable annuity deposits	15,995	201	20,061
Terminations, withdrawals and annuity payments	(47,585)	(31,847)	(41,093)
Transfers between subaccounts, net	(12,697)	(107,148)	(22,208)
Maintenance charges and mortality adjustments	(1,900)	(4,118)	(1,534)

Increase (decrease) in net assets from contract transactions	(46,187)	(142,912)	(44,774)

Total increase (decrease) in net assets	(23,155)	(36,027)	91,094

Net assets as of December 31, 2021	$471,218	$741,389	$663,517

Investment income (loss):
Dividend distributions	4,645	—	14,834
Investment Expenses:
Mortality and expense risk and administrative charges	(2,867)	(4,088)	(3,948)

Net investment income (loss)	1,778	(4,088)	10,886

Increase (decrease) in net assets from operations:
Capital gain distributions	36,337	95,890	—
Realized capital gain (loss) on investments	(3,499)	1,718	(4,136)
Change in unrealized appreciation (depreciation)	(120,034)	(331,317)	(167,099)

Net gain (loss) on investments	(87,196)	(233,709)	(171,235)

Net increase (decrease) in net assets from operations	(85,418)	(237,797)	(160,349)

Contract owner transactions:
Variable annuity deposits	4,640	122	7,177
Terminations, withdrawals and annuity payments	(68,133)	(30,383)	(65,047)
Transfers between subaccounts, net	(9,330)	16,827	8,331
Maintenance charges and mortality adjustments	(1,380)	(2,683)	(1,321)

Increase (decrease) in net assets from contract transactions	(74,203)	(16,117)	(50,860)

Total increase (decrease) in net assets	(159,621)	(253,914)	(211,209)

Net assets as of December 31, 2022	$311,597	$487,475	$452,308

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Invesco V.I. Government Money Market	Invesco V.I. Government Securities	Invesco V.I. Health Care
Net assets as of December 31, 2020	$1,022,249	$848,396	$367,420

Investment income (loss):
Dividend distributions	69	18,223	472
Investment Expenses:
Mortality and expense risk and administrative charges	(7,460)	(6,372)	(2,260)

Net investment income (loss)	(7,391)	11,851	(1,788)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	24,529
Realized capital gain (loss) on investments	—	595	33,946
Change in unrealized appreciation (depreciation)	—	(39,310)	(27,450)

Net gain (loss) on investments	—	(38,715)	31,025

Net increase (decrease) in net assets from operations	(7,391)	(26,864)	29,237

Contract owner transactions:
Variable annuity deposits	57,420	8,565	8,494
Terminations, withdrawals and annuity payments	(362,477)	(120,687)	(158,392)
Transfers between subaccounts, net	215,091	84,761	1,331
Maintenance charges and mortality adjustments	(4,207)	(1,273)	(388)

Increase (decrease) in net assets from contract transactions	(94,173)	(28,634)	(148,955)

Total increase (decrease) in net assets	(101,564)	(55,498)	(119,718)

Net assets as of December 31, 2021	$920,685	$792,898	$247,702

Investment income (loss):
Dividend distributions	9,956	11,514	—
Investment Expenses:
Mortality and expense risk and administrative charges	(6,990)	(5,219)	(1,753)

Net investment income (loss)	2,966	6,295	(1,753)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	29,313
Realized capital gain (loss) on investments	—	(17,250)	(539)
Change in unrealized appreciation (depreciation)	—	(76,009)	(62,059)

Net gain (loss) on investments	—	(93,259)	(33,285)

Net increase (decrease) in net assets from operations	2,966	(86,964)	(35,038)

Contract owner transactions:
Variable annuity deposits	590	4,565	3,475
Terminations, withdrawals and annuity payments	(247,683)	(118,961)	(3,238)
Transfers between subaccounts, net	46,349	7,765	12,863
Maintenance charges and mortality adjustments	(3,544)	(991)	(161)

Increase (decrease) in net assets from contract transactions	(204,288)	(107,622)	12,939

Total increase (decrease) in net assets	(201,322)	(194,586)	(22,099)

Net assets as of December 31, 2022	$719,363	$598,312	$225,603

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Invesco V.I. Main Street Mid Cap Fund®	Invesco V.I. Main Street Small Cap Fund®	Janus Henderson VIT Enterprise
Net assets as of December 31, 2020	$93,728	$241,724	$2,196,653

Investment income (loss):
Dividend distributions	267	424	5,643
Investment Expenses:
Mortality and expense risk and administrative charges	(788)	(2,010)	(17,526)

Net investment income (loss)	(521)	(1,586)	(11,883)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	14,821	212,875
Realized capital gain (loss) on investments	115	23,535	40,138
Change in unrealized appreciation (depreciation)	20,864	12,733	94,357

Net gain (loss) on investments	20,979	51,089	347,370

Net increase (decrease) in net assets from operations	20,458	49,503	335,487

Contract owner transactions:
Variable annuity deposits	—	15,103	7,285
Terminations, withdrawals and annuity payments	(4,500)	(56,386)	(54,161)
Transfers between subaccounts, net	1,945	(37,796)	(25,082)
Maintenance charges and mortality adjustments	(180)	(638)	(11,378)

Increase (decrease) in net assets from contract transactions	(2,735)	(79,717)	(83,336)

Total increase (decrease) in net assets	17,723	(30,214)	252,151

Net assets as of December 31, 2021	$111,451	$211,510	$2,448,804

Investment income (loss):
Dividend distributions	62	478	1,690
Investment Expenses:
Mortality and expense risk and administrative charges	(702)	(1,490)	(15,582)

Net investment income (loss)	(640)	(1,012)	(13,892)

Increase (decrease) in net assets from operations:
Capital gain distributions	19,086	22,397	369,935
Realized capital gain (loss) on investments	(2,688)	253	(5,323)
Change in unrealized appreciation (depreciation)	(33,004)	(57,415)	(761,240)

Net gain (loss) on investments	(16,606)	(34,765)	(396,628)

Net increase (decrease) in net assets from operations	(17,246)	(35,777)	(410,520)

Contract owner transactions:
Variable annuity deposits	1	19,682	11,481
Terminations, withdrawals and annuity payments	(3,991)	(25,702)	(61,532)
Transfers between subaccounts, net	(7,342)	541	(37,047)
Maintenance charges and mortality adjustments	(142)	(792)	(9,812)

Increase (decrease) in net assets from contract transactions	(11,474)	(6,271)	(96,910)

Total increase (decrease) in net assets	(28,720)	(42,048)	(507,430)

Net assets as of December 31, 2022	$82,731	$169,462	$1,941,374

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Janus Henderson VIT Research	JPMorgan Insurance Trust Core Bond Portfolio	Lord Abbett Series Bond-Debenture VC
Net assets as of December 31, 2020	$989,918	$165,502	$219,477

Investment income (loss):
Dividend distributions	174	2,726	8,577
Investment Expenses:
Mortality and expense risk and administrative charges	(7,942)	(1,656)	(1,783)

Net investment income (loss)	(7,768)	1,070	6,794

Increase (decrease) in net assets from operations:
Capital gain distributions	55,336	2,224	4,538
Realized capital gain (loss) on investments	46,775	703	849
Change in unrealized appreciation (depreciation)	89,299	(10,071)	(7,337)

Net gain (loss) on investments	191,410	(7,144)	(1,950)

Net increase (decrease) in net assets from operations	183,642	(6,074)	4,844

Contract owner transactions:
Variable annuity deposits	15,027	860	32,970
Terminations, withdrawals and annuity payments	(62,338)	(5,347)	(20,683)
Transfers between subaccounts, net	(67,878)	140,369	47,920
Maintenance charges and mortality adjustments	(3,202)	(662)	(1,496)

Increase (decrease) in net assets from contract transactions	(118,391)	135,220	58,711

Total increase (decrease) in net assets	65,251	129,146	63,555

Net assets as of December 31, 2021	$1,055,169	$294,648	$283,032

Investment income (loss):
Dividend distributions	—	4,282	9,341
Investment Expenses:
Mortality and expense risk and administrative charges	(6,266)	(1,388)	(1,590)

Net investment income (loss)	(6,266)	2,894	7,751

Increase (decrease) in net assets from operations:
Capital gain distributions	154,994	1,293	575
Realized capital gain (loss) on investments	453	(19,468)	(2,913)
Change in unrealized appreciation (depreciation)	(474,768)	(19,008)	(38,116)

Net gain (loss) on investments	(319,321)	(37,183)	(40,454)

Net increase (decrease) in net assets from operations	(325,587)	(34,289)	(32,703)

Contract owner transactions:
Variable annuity deposits	16,399	300	975
Terminations, withdrawals and annuity payments	(9,884)	(109,808)	(19,925)
Transfers between subaccounts, net	25,151	(43,165)	(30,126)
Maintenance charges and mortality adjustments	(1,734)	(1,635)	(1,360)

Increase (decrease) in net assets from contract transactions	29,932	(154,308)	(50,436)

Total increase (decrease) in net assets	(295,655)	(188,597)	(83,139)

Net assets as of December 31, 2022	$759,514	$106,051	$199,893

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Lord Abbett Series Developing Growth VC	MFS® VIT II Research International	MFS® VIT Total Return
Net assets as of December 31, 2020	$269,271	$369,446	$1,064,096

Investment income (loss):
Dividend distributions	—	1,980	16,249
Investment Expenses:
Mortality and expense risk and administrative charges	(2,650)	(2,526)	(7,750)

Net investment income (loss)	(2,650)	(546)	8,499

Increase (decrease) in net assets from operations:
Capital gain distributions	87,772	14,243	49,284
Realized capital gain (loss) on investments	4,500	21,571	44,705
Change in unrealized appreciation (depreciation)	(105,278)	(1,618)	22,355

Net gain (loss) on investments	(13,006)	34,196	116,344

Net increase (decrease) in net assets from operations	(15,656)	33,650	124,843

Contract owner transactions:
Variable annuity deposits	5,497	4,500	35,120
Terminations, withdrawals and annuity payments	(1,572)	(22,710)	(193,931)
Transfers between subaccounts, net	95,433	(82,399)	(23,565)
Maintenance charges and mortality adjustments	(70)	(1,418)	(2,671)

Increase (decrease) in net assets from contract transactions	99,288	(102,027)	(185,047)

Total increase (decrease) in net assets	83,632	(68,377)	(60,204)

Net assets as of December 31, 2021	$352,903	$301,069	$1,003,892

Investment income (loss):
Dividend distributions	—	4,131	13,364
Investment Expenses:
Mortality and expense risk and administrative charges	(1,620)	(1,867)	(6,642)

Net investment income (loss)	(1,620)	2,264	6,722

Increase (decrease) in net assets from operations:
Capital gain distributions	—	5,784	79,477
Realized capital gain (loss) on investments	(33,003)	696	2,045
Change in unrealized appreciation (depreciation)	(84,621)	(63,797)	(193,698)

Net gain (loss) on investments	(117,624)	(57,317)	(112,176)

Net increase (decrease) in net assets from operations	(119,244)	(55,053)	(105,454)

Contract owner transactions:
Variable annuity deposits	2,836	4,736	8,476
Terminations, withdrawals and annuity payments	(3,132)	(7,768)	(89,584)
Transfers between subaccounts, net	(46,311)	(2,349)	5,624
Maintenance charges and mortality adjustments	(15)	(1,041)	(1,982)

Increase (decrease) in net assets from contract transactions	(46,622)	(6,422)	(77,466)

Total increase (decrease) in net assets	(165,866)	(61,475)	(182,920)

Net assets as of December 31, 2022	$187,037	$239,594	$820,972

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	MFS® VIT Utilities	Morgan Stanley VIF Emerging Markets Equity	Morningstar Aggressive Growth ETF Asset Allocation Portfolio
Net assets as of December 31, 2020	$656,606	$411,975	$208,300

Investment income (loss):
Dividend distributions	10,413	3,590	2,356
Investment Expenses:
Mortality and expense risk and administrative charges	(5,274)	(3,341)	(1,813)

Net investment income (loss)	5,139	249	543

Increase (decrease) in net assets from operations:
Capital gain distributions	23,471	—	4,668
Realized capital gain (loss) on investments	8,909	9,173	7,331
Change in unrealized appreciation (depreciation)	46,956	(1,658)	25,174

Net gain (loss) on investments	79,336	7,515	37,173

Net increase (decrease) in net assets from operations	84,475	7,764	37,716

Contract owner transactions:
Variable annuity deposits	22,400	4,572	15,565
Terminations, withdrawals and annuity payments	(23,512)	(7,431)	(1,004)
Transfers between subaccounts, net	5,523	(3,272)	(37,288)
Maintenance charges and mortality adjustments	(1,895)	(289)	(537)

Increase (decrease) in net assets from contract transactions	2,516	(6,420)	(23,264)

Total increase (decrease) in net assets	86,991	1,344	14,452

Net assets as of December 31, 2021	$743,597	$413,319	$222,752

Investment income (loss):
Dividend distributions	15,472	1,178	2,998
Investment Expenses:
Mortality and expense risk and administrative charges	(5,433)	(2,398)	(1,483)

Net investment income (loss)	10,039	(1,220)	1,515

Increase (decrease) in net assets from operations:
Capital gain distributions	27,205	33,663	7,079
Realized capital gain (loss) on investments	15,052	(11,679)	310
Change in unrealized appreciation (depreciation)	(56,755)	(127,976)	(39,567)

Net gain (loss) on investments	(14,498)	(105,992)	(32,178)

Net increase (decrease) in net assets from operations	(4,459)	(107,212)	(30,663)

Contract owner transactions:
Variable annuity deposits	15,942	3,567	1,237
Terminations, withdrawals and annuity payments	(49,790)	(13,335)	(1,384)
Transfers between subaccounts, net	(35,403)	2,652	185
Maintenance charges and mortality adjustments	(1,900)	(186)	(506)

Increase (decrease) in net assets from contract transactions	(71,151)	(7,302)	(468)

Total increase (decrease) in net assets	(75,610)	(114,514)	(31,131)

Net assets as of December 31, 2022	$667,987	$298,805	$191,621

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Growth ETF Asset Allocation Portfolio
Net assets as of December 31, 2020	$399,397	$175,925	$335,227

Investment income (loss):
Dividend distributions	5,140	1,823	2,793
Investment Expenses:
Mortality and expense risk and administrative charges	(3,092)	(1,168)	(2,606)

Net investment income (loss)	2,048	655	187

Increase (decrease) in net assets from operations:
Capital gain distributions	14,875	3,458	8,039
Realized capital gain (loss) on investments	4,754	6,945	17,261
Change in unrealized appreciation (depreciation)	17,514	(8,265)	18,009

Net gain (loss) on investments	37,143	2,138	43,309

Net increase (decrease) in net assets from operations	39,191	2,793	43,496

Contract owner transactions:
Variable annuity deposits	1,794	—	2,629
Terminations, withdrawals and annuity payments	(15,930)	(53,876)	(3,467)
Transfers between subaccounts, net	(33,283)	4,713	(142,569)
Maintenance charges and mortality adjustments	(841)	(36)	(1,461)

Increase (decrease) in net assets from contract transactions	(48,260)	(49,199)	(144,868)

Total increase (decrease) in net assets	(9,069)	(46,406)	(101,372)

Net assets as of December 31, 2021	$390,328	$129,519	$233,855

Investment income (loss):
Dividend distributions	6,105	1,713	3,491
Investment Expenses:
Mortality and expense risk and administrative charges	(2,643)	(1,005)	(1,609)

Net investment income (loss)	3,462	708	1,882

Increase (decrease) in net assets from operations:
Capital gain distributions	16,626	3,968	8,769
Realized capital gain (loss) on investments	(1,432)	441	65
Change in unrealized appreciation (depreciation)	(71,053)	(24,301)	(43,575)

Net gain (loss) on investments	(55,859)	(19,892)	(34,741)

Net increase (decrease) in net assets from operations	(52,397)	(19,184)	(32,859)

Contract owner transactions:
Variable annuity deposits	915	—	908
Terminations, withdrawals and annuity payments	(5,122)	(2,006)	(6,340)
Transfers between subaccounts, net	6,913	2,304	15,431
Maintenance charges and mortality adjustments	(367)	(21)	(899)

Increase (decrease) in net assets from contract transactions	2,339	277	9,100

Total increase (decrease) in net assets	(50,058)	(18,907)	(23,759)

Net assets as of December 31, 2022	$340,270	$110,612	$210,096

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Morningstar Income and Growth ETF Asset Allocation Portfolio	Neuberger Berman AMT Sustainable Equity	PIMCO VIT All Asset
Net assets as of December 31, 2020	$221,599	$844,912	$127,932

Investment income (loss):
Dividend distributions	2,538	1,557	13,928
Investment Expenses:
Mortality and expense risk and administrative charges	(2,050)	(6,674)	(1,170)

Net investment income (loss)	488	(5,117)	12,758

Increase (decrease) in net assets from operations:
Capital gain distributions	5,493	17,107	—
Realized capital gain (loss) on investments	8,918	73,457	3,659
Change in unrealized appreciation (depreciation)	(666)	90,466	1,979

Net gain (loss) on investments	13,745	181,030	5,638

Net increase (decrease) in net assets from operations	14,233	175,913	18,396

Contract owner transactions:
Variable annuity deposits	2,725	299	2,960
Terminations, withdrawals and annuity payments	—	(162,494)	(34,639)
Transfers between subaccounts, net	(56,647)	(9,348)	395
Maintenance charges and mortality adjustments	(777)	(2,369)	(629)

Increase (decrease) in net assets from contract transactions	(54,699)	(173,912)	(31,913)

Total increase (decrease) in net assets	(40,466)	2,001	(13,517)

Net assets as of December 31, 2021	$181,133	$846,913	$114,415

Investment income (loss):
Dividend distributions	1,952	735	7,870
Investment Expenses:
Mortality and expense risk and administrative charges	(862)	(4,622)	(955)

Net investment income (loss)	1,090	(3,887)	6,915

Increase (decrease) in net assets from operations:
Capital gain distributions	4,898	56,091	8,084
Realized capital gain (loss) on investments	1,147	90,638	(239)
Change in unrealized appreciation (depreciation)	(24,856)	(289,414)	(28,809)

Net gain (loss) on investments	(18,811)	(142,685)	(20,964)

Net increase (decrease) in net assets from operations	(17,721)	(146,572)	(14,049)

Contract owner transactions:
Variable annuity deposits	1,025	53	2,706
Terminations, withdrawals and annuity payments	—	(140,277)	(7,583)
Transfers between subaccounts, net	(56,804)	(2,672)	1,627
Maintenance charges and mortality adjustments	(258)	(1,637)	(473)

Increase (decrease) in net assets from contract transactions	(56,037)	(144,533)	(3,723)

Total increase (decrease) in net assets	(73,758)	(291,105)	(17,772)

Net assets as of December 31, 2022	$107,375	$555,808	$96,643

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	PIMCO VIT Commodity Real Return Strategy	PIMCO VIT Emerging Markets Bond	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)
Net assets as of December 31, 2020	$171,816	$44,961	$419,106

Investment income (loss):
Dividend distributions	8,275	2,411	6,180
Investment Expenses:
Mortality and expense risk and administrative charges	(1,601)	(435)	(3,027)

Net investment income (loss)	6,674	1,976	3,153

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	3,398
Realized capital gain (loss) on investments	5,242	(302)	3,096
Change in unrealized appreciation (depreciation)	40,595	(3,423)	(20,280)

Net gain (loss) on investments	45,837	(3,725)	(13,786)

Net increase (decrease) in net assets from operations	52,511	(1,749)	(10,633)

Contract owner transactions:
Variable annuity deposits	16,585	1	3,546
Terminations, withdrawals and annuity payments	(6,613)	(1,190)	(80,772)
Transfers between subaccounts, net	(14,531)	14,144	62,982
Maintenance charges and mortality adjustments	(523)	(192)	(2,543)

Increase (decrease) in net assets from contract transactions	(5,082)	12,763	(16,787)

Total increase (decrease) in net assets	47,429	11,014	(27,420)

Net assets as of December 31, 2021	$219,245	$55,975	$391,686

Investment income (loss):
Dividend distributions	49,875	1,509	4,444
Investment Expenses:
Mortality and expense risk and administrative charges	(1,840)	(246)	(2,331)

Net investment income (loss)	48,035	1,263	2,113

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	115
Realized capital gain (loss) on investments	9,101	(3,458)	(3,571)
Change in unrealized appreciation (depreciation)	(33,648)	(5,416)	(34,766)

Net gain (loss) on investments	(24,547)	(8,874)	(38,222)

Net increase (decrease) in net assets from operations	23,488	(7,611)	(36,109)

Contract owner transactions:
Variable annuity deposits	548	8	2
Terminations, withdrawals and annuity payments	(37,259)	(1,656)	(38,958)
Transfers between subaccounts, net	4,466	(19,604)	(40,931)
Maintenance charges and mortality adjustments	(848)	(122)	(1,926)

Increase (decrease) in net assets from contract transactions	(33,093)	(21,374)	(81,813)

Total increase (decrease) in net assets	(9,605)	(28,985)	(117,922)

Net assets as of December 31, 2022	$209,640	$26,990	$273,764

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	PIMCO VIT Low Duration	PIMCO VIT Real Return	PIMCO VIT Total Return
Net assets as of December 31, 2020	$580,042	$1,334,518	$549,409

Investment income (loss):
Dividend distributions	2,760	64,718	10,096
Investment Expenses:
Mortality and expense risk and administrative charges	(4,052)	(10,024)	(4,391)

Net investment income (loss)	(1,292)	54,694	5,705

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	24,104
Realized capital gain (loss) on investments	510	16,942	196
Change in unrealized appreciation (depreciation)	(7,734)	(9,892)	(41,998)

Net gain (loss) on investments	(7,224)	7,050	(17,698)

Net increase (decrease) in net assets from operations	(8,516)	61,744	(11,993)

Contract owner transactions:
Variable annuity deposits	1,119	23,551	39,228
Terminations, withdrawals and annuity payments	(150,885)	(129,309)	(37,764)
Transfers between subaccounts, net	56,185	23,551	93,805
Maintenance charges and mortality adjustments	(2,875)	(3,717)	(3,863)

Increase (decrease) in net assets from contract transactions	(96,456)	(85,924)	91,406

Total increase (decrease) in net assets	(104,972)	(24,180)	79,413

Net assets as of December 31, 2021	$475,070	$1,310,338	$628,822

Investment income (loss):
Dividend distributions	7,223	77,524	13,369
Investment Expenses:
Mortality and expense risk and administrative charges	(3,280)	(8,460)	(4,029)

Net investment income (loss)	3,943	69,064	9,340

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(9,337)	(2,925)	(19,460)
Change in unrealized appreciation (depreciation)	(23,707)	(220,128)	(83,018)

Net gain (loss) on investments	(33,044)	(223,053)	(102,478)

Net increase (decrease) in net assets from operations	(29,101)	(153,989)	(93,138)

Contract owner transactions:
Variable annuity deposits	1,010	22,659	17,953
Terminations, withdrawals and annuity payments	(86,562)	(168,506)	(104,265)
Transfers between subaccounts, net	33,550	(13,695)	22,117
Maintenance charges and mortality adjustments	(2,170)	(3,668)	(3,276)

Increase (decrease) in net assets from contract transactions	(54,172)	(163,210)	(67,471)

Total increase (decrease) in net assets	(83,273)	(317,199)	(160,609)

Net assets as of December 31, 2022	$391,797	$993,139	$468,213

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Putnam VT Small Cap Value	Royce Micro-Cap	T. Rowe Price Health Sciences
Net assets as of December 31, 2020	$10,045	$193,194	$1,598,905

Investment income (loss):
Dividend distributions	91	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(106)	(1,626)	(13,121)

Net investment income (loss)	(15)	(1,626)	(13,121)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	9,700	117,001
Realized capital gain (loss) on investments	83	11,318	33,494
Change in unrealized appreciation (depreciation)	3,575	33,847	52,531

Net gain (loss) on investments	3,658	54,865	203,026

Net increase (decrease) in net assets from operations	3,643	53,239	189,905

Contract owner transactions:
Variable annuity deposits	10,681	13,843	119,042
Terminations, withdrawals and annuity payments	(313)	(8,023)	(29,699)
Transfers between subaccounts, net	(4,639)	(30,017)	(20,998)
Maintenance charges and mortality adjustments	(17)	(417)	(6,847)

Increase (decrease) in net assets from contract transactions	5,712	(24,614)	61,498

Total increase (decrease) in net assets	9,355	28,625	251,403

Net assets as of December 31, 2021	$19,400	$221,819	$1,850,308

Investment income (loss):
Dividend distributions	29	—	—
Investment Expenses:
Mortality and expense risk and administrative charges	(135)	(1,330)	(11,550)

Net investment income (loss)	(106)	(1,330)	(11,550)

Increase (decrease) in net assets from operations:
Capital gain distributions	2,403	46,751	26,101
Realized capital gain (loss) on investments	(32)	3,383	17,300
Change in unrealized appreciation (depreciation)	(4,914)	(99,175)	(286,981)

Net gain (loss) on investments	(2,543)	(49,041)	(243,580)

Net increase (decrease) in net assets from operations	(2,649)	(50,371)	(255,130)

Contract owner transactions:
Variable annuity deposits	—	—	13,335
Terminations, withdrawals and annuity payments	(2)	(33,014)	(32,907)
Transfers between subaccounts, net	202	7,984	(23,267)
Maintenance charges and mortality adjustments	(22)	(172)	(5,930)

Increase (decrease) in net assets from contract transactions	178	(25,202)	(48,769)

Total increase (decrease) in net assets	(2,471)	(75,573)	(303,899)

Net assets as of December 31, 2022	$16,929	$146,246	$1,546,409

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021, Except as Noted

	Templeton Developing Markets VIP Fund	Templeton Global Bond VIP Fund	Western Asset Variable Global High Yield Bond
Net assets as of December 31, 2020	$214,489	$1,937,727	$37,516

Investment income (loss):
Dividend distributions	1,706	—	1,168
Investment Expenses:
Mortality and expense risk and administrative charges	(1,528)	(15,982)	(441)

Net investment income (loss)	178	(15,982)	727

Increase (decrease) in net assets from operations:
Capital gain distributions	3,908	—	—
Realized capital gain (loss) on investments	10,135	(13,527)	422
Change in unrealized appreciation (depreciation)	(24,814)	(92,960)	(1,179)

Net gain (loss) on investments	(10,771)	(106,487)	(757)

Net increase (decrease) in net assets from operations	(10,593)	(122,469)	(30)

Contract owner transactions:
Variable annuity deposits	274	180,981	20
Terminations, withdrawals and annuity payments	(9,757)	(99,679)	(7,325)
Transfers between subaccounts, net	(9,301)	340,738	(1,463)
Maintenance charges and mortality adjustments	(724)	(11,879)	(318)

Increase (decrease) in net assets from contract transactions	(19,508)	410,161	(9,086)

Total increase (decrease) in net assets	(30,101)	287,692	(9,116)

Net assets as of December 31, 2021	$184,388	$2,225,419	$28,400

Investment income (loss):
Dividend distributions	4,509	—	1,381
Investment Expenses:
Mortality and expense risk and administrative charges	(1,179)	(14,462)	(236)

Net investment income (loss)	3,330	(14,462)	1,145

Increase (decrease) in net assets from operations:
Capital gain distributions	13,028	—	—
Realized capital gain (loss) on investments	(1,529)	(62,237)	(474)
Change in unrealized appreciation (depreciation)	(57,040)	(42,837)	(4,669)

Net gain (loss) on investments	(45,541)	(105,074)	(5,143)

Net increase (decrease) in net assets from operations	(42,211)	(119,536)	(3,998)

Contract owner transactions:
Variable annuity deposits	512	137,603	73
Terminations, withdrawals and annuity payments	(18,197)	(148,451)	(3,204)
Transfers between subaccounts, net	30,658	(262,690)	124
Maintenance charges and mortality adjustments	(631)	(10,000)	(80)

Increase (decrease) in net assets from contract transactions	12,342	(283,538)	(3,087)

Total increase (decrease) in net assets	(29,869)	(403,074)	(7,085)

Net assets as of December 31, 2022	$154,519	$1,822,345	$21,315

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B

Notes to Financial Statements

December  31, 2022

1. Organization and Significant Accounting Policies

Variable Annuity Account B (the Account) is a deferred variable annuity contract offered by First Security Benefit Life Insurance and Annuity Company of New York (FSBL). The Account is an investment company as defined by Financial Accounting Standard Board (FASB) Accounting Standard Codification (ASC) 946. The Account follows the accounting guidance as outlined in ASC 946. Purchase payments for SecureDesigns and AdvanceDesigns are allocated to one or more of the subaccounts that comprise the Account. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
AB VPS Dynamic Asset Allocation	B	AllianceBernstein LP	—
AB VPS Small/Mid Cap Value	B	AllianceBernstein LP	—
American Century VP Mid Cap Value	II	American Century Investment Management, Inc	—
American Century VP Ultra®	II	American Century Investment Management, Inc	—
American Century VP Value	II	American Century Investment Management, Inc	—
American Funds IS® Asset Allocation	Class 4	Capital Research and Management Company	—
American Funds IS® Capital World Bond	Class 4	Capital Research and Management Company	—
American Funds IS® Global Growth	Class 4	Capital Research and Management Company	—
American Funds IS® Growth-Income	Class 4	Capital Research and Management Company	—
American Funds IS® International	Class 4	Capital Research and Management Company	—
American Funds IS® New World	Class 4	Capital Research and Management Company	—
BlackRock Equity Dividend V.I.	Class 3	BlackRock Advisors LLC	—
BlackRock Global Allocation V.I.	Class 3	BlackRock Advisors LLC	BlackRock (Singapore) Ltd
BlackRock High Yield V.I.	Class 3	BlackRock Advisors LLC	BlackRock International Ltd
BNY Mellon IP MidCap Stock	Service	BNY Mellon Investment Adviser, Inc	Newton Investment Management North America, LLC
BNY Mellon IP Small Cap Stock Index	Service	BNY Mellon Investment Adviser, Inc	—
BNY Mellon IP Technology Growth	Service	BNY Mellon Investment Adviser, Inc	Newton Investment Management North America, LLC
BNY Mellon VIF Appreciation	Service	BNY Mellon Investment Adviser, Inc	Fayez Sarofim & Company
ClearBridge Variable Aggressive Growth	Class II	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
ClearBridge Variable Small Cap Growth	Class I	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
Delaware Ivy VIP Asset Strategy	Class II	Delaware Management Company	Macquarie Funds Management HK Ltd. Macquarie Investment Management Global Limited Macquarie Investment Management Austria Kapitalanlage AG Macquarie Investment Management Europe Limited

Variable Annuity Account B

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Fidelity® VIP Equity-Income	Service Class 2	Fidelity Management & Research Company LLC	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc (FMRC)
Fidelity® VIP Growth & Income	Service Class 2	Fidelity Management & Research Company LLC	Fidelity Management & Research (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd FMR Co., Inc (FMRC)
Fidelity® VIP Growth Opportunities	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP High Income	Service Class 2	Fidelity Management & Research Company LLC	FMR Investment Management (UK) Ltd Fidelity Management & Research (Japan) Ltd Fidelity Management & Research (HK) Ltd
Fidelity® VIP Overseas	Service Class 2	Fidelity Management & Research Company LLC

FMR Investment Management (UK) Ltd

Fidelity Management & Research (Japan) Ltd

FIL Investments (Japan) Ltd

Fil Investment Advisors

Fidelity Management & Research (HK) Ltd

FIL Investment Advisors (UK) Ltd

Franklin Allocation VIP Fund	Class 4	Franklin Advisers, Inc	Templeton Global Advisors Ltd Franklin Templeton Institutional, LLC
Franklin Income VIP Fund	Class 2	Franklin Advisers, Inc	—
Franklin Mutual Global Discovery VIP Fund	Class 2	Franklin Mutual Advisers, LLC	—
Franklin Small Cap Value VIP Fund	Class 2	Franklin Mutual Advisers, LLC	—
Franklin Strategic Income VIP Fund	Class 2	Franklin Advisers, Inc	—
Guggenheim VIF All Cap Value	—	Security Investors, LLC	—
Guggenheim VIF Alpha Opportunity	—	Security Investors, LLC	—
Guggenheim VIF Floating Rate Strategies	—	Guggenheim Partners Investment Mgmt LLC	—
Guggenheim VIF Global Managed Futures Strategy	—	Security Investors, LLC	—
Guggenheim VIF High Yield	—	Security Investors, LLC	—
Guggenheim VIF Large Cap Value	—	Security Investors, LLC	—
Guggenheim VIF Long Short Equity	—	Security Investors, LLC	—
Guggenheim VIF Managed Asset Allocation	—	Security Investors, LLC	—

Variable Annuity Account B

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Guggenheim VIF Multi-Hedge Strategies	—	Security Investors, LLC	—
Guggenheim VIF Small Cap Value	—	Security Investors, LLC	—
Guggenheim VIF SMid Cap Value	—	Security Investors, LLC	—
Guggenheim VIF StylePlus Large Core	—	Security Investors, LLC	—
Guggenheim VIF StylePlus Large Growth	—	Security Investors, LLC	—
Guggenheim VIF StylePlus Mid Growth	—	Security Investors, LLC	—
Guggenheim VIF StylePlus Small Growth	—	Security Investors, LLC	—
Guggenheim VIF Total Return Bond	—	Security Investors, LLC	—
Guggenheim VIF World Equity Income	—	Security Investors, LLC	—
Invesco V.I. American Value	Series II	Invesco Advisers, Inc	—
Invesco V.I. Comstock	Series II	Invesco Advisers, Inc	—
Invesco V.I. Core Bond	Series II	Invesco Advisers, Inc	—
Invesco V.I. Core Plus Bond	Series II	Invesco Advisers, Inc	—
Invesco V.I. Discovery Mid Cap Growth	Series II	Invesco Advisers, Inc	—
Invesco V.I. Equity and Income	Series II	Invesco Advisers, Inc	—
Invesco V.I. EVQ International Equity Fund	Series II	Invesco Advisers, Inc	—
Invesco V.I. Global	Series II	Invesco Advisers, Inc	—
Invesco V.I. Global Real Estate	Series I	Invesco Advisers, Inc	Invesco Asset Management Ltd
Invesco V.I. Government Money Market	Series II	Invesco Advisers, Inc	—
Invesco V.I. Government Securities	Series II	Invesco Advisers, Inc	—
Invesco V.I. Health Care	Series I	Invesco Advisers, Inc	—
Invesco V.I. Main Street Mid Cap Fund®	Series II	Invesco Advisers, Inc	—
Invesco V.I. Main Street Small Cap Fund®	Series II	Invesco Advisers, Inc	—
Janus Henderson VIT Enterprise	Service	Janus Capital Management LLC	—
Janus Henderson VIT Research	Service	Janus Capital Management LLC	—
JPMorgan Insurance Trust Core Bond Portfolio	Class 2	J.P. Morgan Investment Management, Inc	—
Lord Abbett Series Bond-Debenture VC	VC	Lord, Abbett & Co LLC	—
Lord Abbett Series Developing Growth VC	VC	Lord, Abbett & Co LLC	—
MFS® VIT II Research International	Service	Massachusetts Financial Services Company	—
MFS® VIT Total Return	Service	Massachusetts Financial Services Company	—
MFS® VIT Utilities	Service	Massachusetts Financial Services Company	—
Morgan Stanley VIF Emerging Markets Equity	II	Morgan Stanley Investment Management, Inc	Morgan Stanley Investment Management Co
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Balanced ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC

Variable Annuity Account B

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Morningstar Conservative ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Morningstar Income and Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisors Inc	Morningstar Investment Management LLC
Neuberger Berman AMT Sustainable Equity	S	Neuberger Berman Investment Advisers LLC	—
PIMCO VIT All Asset	Administrative	Pacific Investment Management Company, LLC	Research Affiliates LLC
PIMCO VIT CommodityRealReturn Strategy	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT Emerging Markets Bond	Advisor	Pacific Investment Management Company, LLC	—
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT Low Duration	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT Real Return	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT Total Return	Advisor	Pacific Investment Management Company, LLC	—
Putnam VT Small Cap Value	IB	Putnam Investment Management, LLC	Putnam Investments Ltd
Royce Micro-Cap	Investment	Royce & Associates, LP	—
T. Rowe Price Health Sciences	II	T. Rowe Price Associates, Inc	—
Templeton Developing Markets VIP Fund	Class 2	Templeton Asset Management Ltd	Franklin Templeton Inv Mgmt Ltd
Templeton Global Bond VIP Fund	Class 2	Franklin Advisers, Inc	—
Western Asset Variable Global High Yield Bond	II	Legg Mason Partners Fund Advisor, LLC	Western Asset Management Company Pte Ltd – Singapore Inc Western Asset Management Company, LLC Inc Western Asset Management Company Ltd – UK

Eighty-nine subaccounts are currently offered by the Account, all of which had activity.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from FSBL’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business FSBL may conduct.

Variable Annuity Account B

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

During the current year the following subaccount name change was made effective:

Date	New Name	Old Name
April 29, 2022	Invesco V.I. EVQ International Equity Fund	Invesco V.I. International Growth

As a result of restructuring, the following underlying fund that was previously offered is no longer available as an investment option to our Contract Owners. Any Contract Owner allocations that remained in this fund were redeemed and used to purchase shares of the surviving fund as indicated:

Date	Surviving Subaccount	Closed Subaccount
April 29, 2022	Invesco V.I. Core Plus Bond	Invesco V.I. Core Bond

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2022, were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales
AB VPS Dynamic Asset Allocation	$13,851	$2,003
AB VPS Small/Mid Cap Value	46,254	25,308
American Century VP Mid Cap Value	124,122	48,339
American Century VP Ultra®	798,516	246,363
American Century VP Value	190,662	157,330
American Funds IS® Asset Allocation	405,285	540,459
American Funds IS® Capital World Bond	4,049	56,225
American Funds IS® Global Growth	577,613	340,255
American Funds IS® Growth-Income	209,784	206,558
American Funds IS® International	75,182	51,744
American Funds IS® New World	37,123	23,133
BlackRock Equity Dividend V.I.	363,641	178,941
BlackRock Global Allocation V.I.	33,930	116,421
BlackRock High Yield V.I.	90,983	168,866
BNY Mellon IP MidCap Stock	32,845	23,643
BNY Mellon IP Small Cap Stock Index	205,303	131,454
BNY Mellon IP Technology Growth	288,624	153,623
BNY Mellon VIF Appreciation	272,114	188,406
ClearBridge Variable Aggressive Growth	278,637	224,430
ClearBridge Variable Small Cap Growth	65,926	23,431
Delaware Ivy VIP Asset Strategy	24,951	34,699
Fidelity® VIP Equity-Income	74,113	95,874
Fidelity® VIP Growth & Income	107,654	37,184
Fidelity® VIP Growth Opportunities	411,517	156,776
Fidelity® VIP High Income	70,350	57,793

Variable Annuity Account B

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Fidelity® VIP Overseas	$146,756	$97,461
Franklin Allocation VIP Fund	31,442	71,138
Franklin Income VIP Fund	72,558	88,289
Franklin Mutual Global Discovery VIP Fund	135,150	120,250
Franklin Small Cap Value VIP Fund	33,681	42,648
Franklin Strategic Income VIP Fund	9,247	21,120
Guggenheim VIF All Cap Value	47,777	74,332
Guggenheim VIF Alpha Opportunity	2,507	2,920
Guggenheim VIF Floating Rate Strategies	36,700	51,404
Guggenheim VIF Global Managed Futures Strategy	2,093	938
Guggenheim VIF High Yield	68,096	117,258
Guggenheim VIF Large Cap Value	76,752	97,307
Guggenheim VIF Long Short Equity	4,057	25,632
Guggenheim VIF Managed Asset Allocation	63,671	96,362
Guggenheim VIF Multi-Hedge Strategies	40,448	6,473
Guggenheim VIF Small Cap Value	91,647	75,582
Guggenheim VIF SMid Cap Value	185,317	153,088
Guggenheim VIF StylePlus Large Core	209,859	92,286
Guggenheim VIF StylePlus Large Growth	87,412	67,305
Guggenheim VIF StylePlus Mid Growth	998,771	246,699
Guggenheim VIF StylePlus Small Growth	346,957	32,517
Guggenheim VIF Total Return Bond	74,735	178,997
Guggenheim VIF World Equity Income	204,753	155,181
Invesco V.I. American Value	143,996	1,031
Invesco V.I. Comstock	41,754	74,921
Invesco V.I. Core Bond (b)	10,276	205,827
Invesco V.I. Core Plus Bond (b)	253,078	26,150
Invesco V.I. Discovery Mid Cap Growth	148,958	50,859
Invesco V.I. Equity and Income	158,792	306,731
Invesco V.I. EVQ International Equity Fund (a)	86,552	122,640
Invesco V.I. Global	111,106	35,421
Invesco V.I. Global Real Estate	40,758	80,732
Invesco V.I. Government Money Market	428,515	629,837
Invesco V.I. Government Securities	35,828	137,155
Invesco V.I. Health Care	49,019	8,521
Invesco V.I. Main Street Mid Cap Fund®	30,235	23,264
Invesco V.I. Main Street Small Cap Fund®	53,325	38,211
Janus Henderson VIT Enterprise	384,289	125,156
Janus Henderson VIT Research	192,110	13,450
JPMorgan Insurance Trust Core Bond Portfolio	8,361	158,482
Lord Abbett Series Bond-Debenture VC	16,987	59,097
Lord Abbett Series Developing Growth VC	30,407	78,649
MFS® VIT II Research International	25,150	23,525
MFS® VIT Total Return	114,608	105,875
MFS® VIT Utilities	88,289	122,196

(a)	Name change. See Note 1.
(b)	Merger. See Note 1.

Variable Annuity Account B

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Morgan Stanley VIF Emerging Markets Equity	$100,666	$75,525
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	11,530	3,404
Morningstar Balanced ETF Asset Allocation Portfolio	37,747	15,320
Morningstar Conservative ETF Asset Allocation Portfolio	143,498	138,545
Morningstar Growth ETF Asset Allocation Portfolio	28,504	8,753
Morningstar Income and Growth ETF Asset Allocation Portfolio	7,752	57,801
Neuberger Berman AMT Sustainable Equity	184,161	276,490
PIMCO VIT All Asset	20,250	8,974
PIMCO VIT CommodityRealReturn Strategy	105,323	90,382
PIMCO VIT Emerging Markets Bond	2,117	22,228
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	20,293	99,878
PIMCO VIT Low Duration	158,082	208,311
PIMCO VIT Real Return	112,631	206,777
PIMCO VIT Total Return	52,426	110,557
Putnam VT Small Cap Value	2,703	228
Royce Micro-Cap	56,374	36,155
T. Rowe Price Health Sciences	145,348	179,566
Templeton Developing Markets VIP Fund	51,695	22,995
Templeton Global Bond VIP Fund	120,787	418,788
Western Asset Variable Global High Yield Bond	1,504	3,447

Market Risk

Each subaccount invests in shares of a single underlying fund. The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met. A fund calculates a daily net asset value per share (“NAV”) which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contractholders’ investments in the funds and the amounts reported in the statements of net assets. The contractholder assumes all of the investment performance risk for the subaccounts selected.

Annuity Assets

As of December 31, 2022, annuity reserves have not been established, as there are no contracts that have matured and are in the payout stage. Such reserves would be computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, FSBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to FSBL and not to the Account.

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FSBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, FSBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. FSBL will review periodically the status of this policy in the event of changes in the tax law.

Variable Annuity Account B

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

The Account invests in shares of open-end mutual funds, which process contractholders directed purchases, sales and transfers on a daily basis at the funds’ computed NAVs. The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.

The Account had no financial liabilities as of December 31, 2022.

2. Variable Annuity Contract Charges

AdvanceDesigns

Mortality and Expense Risk Charge: The mortality and expense risks assumed by FSBL are compensated for by a fee equivalent to a minimum annual rate of 1.20% of the average daily net assets. The mortality and expense risk charge is based on the daily value of the individual contract.

Administrative Charge: FSBL deducts a daily administrative charge equivalent to an annual rate of 0.15% of the average daily net asset value.

These charges are presented as expenses on the statements of changes in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the statements of changes in net assets under the Maintenance charges and mortality adjustment line item may include the following:

•

Mortality and Expense Risk Charge: If the net asset value of an individual contract is less than $100,000, FSBL deducts an additional mortality and expense risk charge of 0.25% on contracts with a net asset value less than $25,000 and 0.10% on contracts with a net asset value of at least $25,000 but less than $100,000, as a contract level deduction.

Variable Annuity Account B

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

•

Contingent Deferred Sales Charge (CDSC): FSBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

•

Account Administrative Charge: FSBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

•	Rider Charge: FSBL deducts an amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 1.70% of the contract value.

SecureDesigns

Mortality and Expense Risk Charge: Mortality and expense risks assumed by FSBL are compensated for by a fee equivalent to a minimum annual rate of 0.60% of the average daily net asset. The mortality and expense risk charge is based on the daily value of the individual contract.

Administrative Charge: FSBL deducts a daily administrative charge equivalent to an annual rate of 0.15% of the average daily net asset value.

These charges are presented as expenses on the statements of changes in net assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the statements of changes in net assets under the Maintenance charges and mortality adjustment line item may include the following:

•

Mortality and Expense Risk Charge: If the net asset value of an individual contract is less than $100,000, FSBL deducts an additional mortality and expense risk charge of 0.25% on contracts with a net asset value less than $25,000 and 0.10% on contracts with a net asset value of at least $25,000 but less than $100,000, as a contract level deduction.

•

Account Administrative Charge: FSBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

•

Contingent Deferred Sales Charge (CDSC): FSBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

•	Rider Charge: FSBL deducts an amount for each rider, equal to a percentage of contract value, not to exceed a total charge of 1.70% of the contract value.

Variable Annuity Account B

Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2022 and 2021, were as follows:

	2022			2021
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
AB VPS Dynamic Asset Allocation	143	(193)	(50)	136	(108)	28
AB VPS Small/Mid Cap Value	2,121	(2,027)	94	1,293	(657)	636
American Century VP Mid Cap Value	2,909	(2,369)	540	2,086	(4,722)	(2,636)
American Century VP Ultra®	13,613	(6,423)	7,190	9,948	(12,974)	(3,026)
American Century VP Value	4,387	(6,010)	(1,623)	7,690	(8,666)	(976)
American Funds IS® Asset Allocation	15,265	(41,169)	(25,904)	13,084	(17,917)	(4,833)
American Funds IS® Capital World Bond	758	(8,108)	(7,350)	6,858	(6,124)	734
American Funds IS® Global Growth	22,661	(21,519)	1,142	21,366	(16,360)	5,006
American Funds IS® Growth-Income	6,931	(12,061)	(5,130)	6,256	(6,382)	(126)
American Funds IS® International	4,423	(5,591)	(1,168)	2,303	(2,521)	(218)
American Funds IS® New World	2,158	(2,267)	(109)	6,001	(1,796)	4,205
BlackRock Equity Dividend V.I.	18,613	(12,059)	6,554	7,974	(2,825)	5,149
BlackRock Global Allocation V.I.	3,956	(10,953)	(6,997)	3,650	(11,817)	(8,167)
BlackRock High Yield V.I.	8,499	(17,061)	(8,562)	2,711	(2,598)	113
BNY Mellon IP MidCap Stock	658	(1,765)	(1,107)	1,380	(2,032)	(652)
BNY Mellon IP Small Cap Stock Index	7,685	(8,506)	(821)	7,516	(5,911)	1,605
BNY Mellon IP Technology Growth	5,727	(4,881)	846	4,879	(6,412)	(1,533)
BNY Mellon VIF Appreciation	11,542	(10,928)	614	4,667	(3,044)	1,623
ClearBridge Variable Aggressive Growth	11,083	(13,358)	(2,275)	4,337	(16,906)	(12,569)
ClearBridge Variable Small Cap Growth	2,951	(970)	1,981	1,885	(6,048)	(4,163)
Delaware Ivy VIP Asset Strategy	2,012	(3,702)	(1,690)	731	(1,987)	(1,256)
Fidelity® VIP Equity-Income	4,260	(6,400)	(2,140)	3,549	(8,569)	(5,020)
Fidelity® VIP Growth & Income	6,625	(2,044)	4,581	5,180	(4,543)	637
Fidelity® VIP Growth Opportunities	6,751	(6,090)	661	9,345	(9,206)	139
Fidelity® VIP High Income	5,934	(5,559)	375	2,685	(1,715)	970
Fidelity® VIP Overseas	15,723	(9,510)	6,213	3,664	(2,774)	890
Franklin Allocation VIP Fund	814	(6,149)	(5,335)	1,171	(7,235)	(6,064)
Franklin Income VIP Fund	4,313	(7,068)	(2,755)	8,901	(9,824)	(923)

Variable Annuity Account B

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2022			2021
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Franklin Mutual Global Discovery VIP Fund	6,611	(9,696)	(3,085)	6,418	(7,165)	(747)
Franklin Small Cap Value VIP Fund	380	(2,689)	(2,309)	1,370	(5,007)	(3,637)
Franklin Strategic Income VIP Fund	959	(2,653)	(1,694)	2,008	(1,032)	976
Guggenheim VIF All Cap Value	1,061	(3,331)	(2,270)	2,255	(9,714)	(7,459)
Guggenheim VIF Alpha Opportunity	271	(159)	112	288	(161)	127
Guggenheim VIF Floating Rate Strategies	5,208	(4,881)	327	6,391	(3,303)	3,088
Guggenheim VIF Global Managed Futures Strategy	430	(86)	344	436	(672)	(236)
Guggenheim VIF High Yield	1,441	(4,535)	(3,094)	4,541	(2,921)	1,620
Guggenheim VIF Large Cap Value	1,667	(4,986)	(3,319)	5,606	(17,076)	(11,470)
Guggenheim VIF Long Short Equity	480	(2,066)	(1,586)	2,601	(2,177)	424
Guggenheim VIF Managed Asset Allocation	1,910	(6,557)	(4,647)	7,695	(3,975)	3,720
Guggenheim VIF Multi-Hedge Strategies	6,653	(989)	5,664	4,530	(3,994)	536
Guggenheim VIF Small Cap Value	2,246	(1,887)	359	2,066	(4,308)	(2,242)
Guggenheim VIF SMid Cap Value	2,061	(3,513)	(1,452)	3,346	(10,117)	(6,771)
Guggenheim VIF StylePlus Large Core	6,125	(6,498)	(373)	5,774	(7,552)	(1,778)
Guggenheim VIF StylePlus Large Growth	1,915	(3,931)	(2,016)	5,684	(2,465)	3,219
Guggenheim VIF StylePlus Mid Growth	23,460	(14,576)	8,884	16,771	(15,126)	1,645
Guggenheim VIF StylePlus Small Growth	4,271	(2,248)	2,023	3,557	(6,005)	(2,448)
Guggenheim VIF Total Return Bond	7,183	(16,668)	(9,485)	17,158	(16,527)	631
Guggenheim VIF World Equity Income	6,991	(11,839)	(4,848)	5,045	(14,260)	(9,215)
Invesco V.I. American Value	12,862	(70)	12,792	371,594	(370,889)	705
Invesco V.I. Comstock	2,142	(4,167)	(2,025)	1,608	(4,280)	(2,672)
Invesco V.I. Core Bond(b)	1,029	(33,326)	(32,297)	6,804	(31,521)	(24,717)
Invesco V.I. Core Plus Bond(b)	25,773	(2,628)	23,145	—	—	—
Invesco V.I. Discovery Mid Cap Growth	3,443	(2,767)	676	2,731	(2,293)	438
Invesco V.I. Equity and Income	4,535	(18,829)	(14,294)	10,888	(11,074)	(186)
Invesco V.I. EVQ International Equity Fund(a)	3,724	(7,651)	(3,927)	3,798	(5,458)	(1,660)

(a)	Name change. See Note 1.
(b)	Merger. See Note 1.

Variable Annuity Account B

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2022			2021
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Invesco V.I. Global	2,335	(2,226)	109	1,472	(8,216)	(6,744)
Invesco V.I. Global Real Estate	2,294	(3,892)	(1,598)	2,417	(3,653)	(1,236)
Invesco V.I. Government Money Market	54,524	(76,153)	(21,629)	47,231	(54,862)	(7,631)
Invesco V.I. Government Securities	6,164	(18,100)	(11,936)	19,763	(20,299)	(536)
Invesco V.I. Health Care	1,133	(301)	832	1,834	(6,865)	(5,031)
Invesco V.I. Main Street Mid Cap Fund®	705	(1,164)	(459)	477	(444)	33
Invesco V.I. Main Street Small Cap Fund®	1,120	(1,169)	(49)	678	(2,506)	(1,828)
Janus Henderson VIT Enterprise	3,037	(4,537)	(1,500)	5,034	(5,610)	(576)
Janus Henderson VIT Research	3,247	(492)	2,755	2,069	(5,500)	(3,431)
JPMorgan Insurance Trust Core Bond Portfolio	1,220	(19,364)	(18,144)	17,751	(2,891)	14,860
Lord Abbett Series Bond-Debenture VC	1,409	(5,493)	(4,084)	7,830	(1,964)	5,866
Lord Abbett Series Developing Growth VC	2,441	(4,697)	(2,256)	5,227	(653)	4,574
MFS® VIT II Research International	2,364	(2,235)	129	6,004	(14,176)	(8,172)
MFS® VIT Total Return	3,554	(7,355)	(3,801)	5,525	(15,917)	(10,392)
MFS® VIT Utilities	3,745	(6,169)	(2,424)	3,963	(2,882)	1,081
Morgan Stanley VIF Emerging Markets Equity	10,995	(10,883)	112	5,610	(5,212)	398
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	661	(218)	443	1,692	(2,720)	(1,028)
Morningstar Balanced ETF Asset Allocation Portfolio	2,593	(1,342)	1,251	1,202	(4,160)	(2,958)
Morningstar Conservative ETF Asset Allocation Portfolio	15,375	(15,303)	72	976	(5,508)	(4,532)
Morningstar Growth ETF Asset Allocation Portfolio	1,947	(637)	1,310	1,098	(11,323)	(10,225)
Morningstar Income and Growth ETF Asset Allocation Portfolio	475	(5,400)	(4,925)	6,196	(10,427)	(4,231)
Neuberger Berman AMT Sustainable Equity	4,651	(8,571)	(3,920)	1,009	(5,417)	(4,408)
PIMCO VIT All Asset	539	(598)	(59)	510	(2,341)	(1,831)
PIMCO VIT CommodityRealReturn Strategy	11,027	(14,594)	(3,567)	10,431	(10,796)	(365)
PIMCO VIT Emerging Markets Bond	162	(2,070)	(1,908)	2,046	(887)	1,159
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	2,276	(8,654)	(6,378)	6,341	(6,715)	(374)

Variable Annuity Account B

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2022			2021
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
PIMCO VIT Low Duration	21,505	(26,883)	(5,378)	10,114	(19,810)	(9,696)
PIMCO VIT Real Return	6,813	(18,743)	(11,930)	14,789	(18,717)	(3,928)
PIMCO VIT Total Return	6,792	(13,199)	(6,407)	15,391	(4,173)	11,218
Putnam VT Small Cap Value	61	(7)	54	980	(586)	394
Royce Micro-Cap	1,226	(2,879)	(1,653)	1,979	(3,249)	(1,270)
T. Rowe Price Health Sciences	8,336	(8,858)	(522)	10,000	(5,109)	4,891
Templeton Developing Markets VIP Fund	4,426	(2,502)	1,924	1,573	(2,510)	(937)
Templeton Global Bond VIP Fund	26,860	(59,912)	(33,052)	80,009	(16,343)	63,666
Western Asset Variable Global High Yield Bond	79	(305)	(226)	2,144	(2,825)	(681)

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights

The Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. The summary may not reflect the minimum and maximum contract charges offered by the Account as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2022, were as follows:

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
AB VPS Dynamic Asset Allocation
2022	4,167	8.60	8.60	35,844	0.02	0.75	0.75	(21.68)	(21.68)
2021	4,217	10.98	10.98	46,311	0.02	0.75	0.75	5.27	5.27
2020	4,189	10.43	10.43	43,706	0.01	0.75	0.75	0.97	0.97
2019	4,027	10.33	10.33	41,608	1.84	0.75	0.75	10.96	10.96
2018	3,931	9.31	9.31	36,587	2.17	0.75	0.75	(10.74)	(10.74)
AB VPS Small/Mid Cap Value
2022	10,077	12.25	12.25	123,412	0.01	0.75	0.75	(18.87)	(18.87)
2021	9,983	15.10	15.10	150,748	0.01	0.75	0.75	30.62	30.62
2020	9,347	11.56	11.56	108,055	0.01	0.75	0.75	(0.77)	(0.77)
2019	9,743	11.65	11.65	113,498	0.34	0.75	0.75	15.46	15.46
2018	8,505	10.09	10.09	85,787	0.30	0.75	0.75	(18.37)	(18.37)
American Century VP Mid Cap Value
2022	30,761	18.77	18.77	576,896	0.02	0.75	0.75	(5.01)	(5.01)
2021	30,221	19.76	19.76	596,603	0.01	0.75	0.75	18.47	18.47
2020	32,857	16.19	16.68	547,465	0.02	0.75	1.35	(3.23)	(2.63)
2019	33,927	16.73	17.13	580,633	1.96	0.75	1.35	23.47	24.22
2018	32,523	13.55	13.79	447,971	1.36	0.75	1.35	(16.67)	(16.17)

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
American Century VP Ultra®
2022	130,176	25.54	28.77	3,735,562	—	0.75	1.35	(35.31)	(34.94)
2021	122,986	39.48	44.22	5,423,905	—	0.75	1.35	17.75	18.46
2020	126,012	33.53	37.33	4,692,440	—	0.75	1.35	43.11	44.02
2019	144,073	23.43	25.92	3,726,846	—	0.75	1.35	28.74	29.54
2018	128,424	18.20	20.01	2,564,617	0.11	0.75	1.35	(3.70)	(3.10)
American Century VP Value
2022	48,585	22.12	24.92	1,205,728	0.02	0.75	1.35	(3.95)	(3.37)
2021	50,208	23.03	25.79	1,289,872	0.02	0.75	1.35	19.02	19.73
2020	51,184	19.35	21.54	1,098,687	0.02	0.75	1.35	(3.49)	(2.93)
2019	60,056	20.05	22.19	1,328,168	2.10	0.75	1.35	21.52	22.26
2018	58,982	16.50	18.15	1,067,769	1.53	0.75	1.35	(13.16)	(12.61)
American Funds IS® Asset Allocation
2022	165,172	12.32	12.32	2,035,540	0.02	0.75	0.75	(16.87)	(16.87)
2021	191,076	14.82	14.82	2,831,316	0.01	0.75	0.75	10.60	10.60
2020	195,909	13.40	13.40	2,624,384	0.02	0.75	0.75	8.06	8.06
2019	153,193	12.40	12.40	1,899,968	1.95	0.75	0.75	16.43	16.43
2018	103,349	10.65	10.65	1,100,522	2.12	0.75	0.75	(8.35)	(8.35)
American Funds IS® Capital World Bond
2022	9,556	6.63	6.63	63,352	0.00	0.75	0.75	(20.88)	(20.88)
2021	16,906	8.38	8.38	141,604	0.02	0.75	0.75	(8.62)	(8.62)
2020	16,172	9.17	9.17	148,323	0.01	0.75	0.75	5.52	5.52
2019	15,450	8.69	8.69	134,201	1.41	0.75	0.75	3.58	3.58
2018	10,561	8.39	8.39	88,581	2.05	0.75	0.75	(5.20)	(5.20)
American Funds IS® Global Growth
2022	162,629	14.64	14.64	2,381,690	0.00	0.75	0.75	(27.67)	(27.67)
2021	161,487	20.24	20.24	3,269,653	0.00	0.75	0.75	11.82	11.82
2020	156,481	18.10	18.10	2,832,455	0.00	0.75	0.75	25.35	25.35
2019	149,781	14.44	14.44	2,162,803	0.99	0.75	0.75	29.97	29.97
2018	137,984	11.11	11.11	1,533,637	0.57	0.75	0.75	(12.59)	(12.59)

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
American Funds IS® Growth-Income
2022	71,075	15.52	15.52	1,102,701	0.01	0.75	0.75	(19.75)	(19.75)
2021	76,205	19.34	19.34	1,473,460	0.01	0.75	0.75	19.24	19.24
2020	76,331	16.22	16.22	1,237,720	0.01	0.75	0.75	9.08	9.08
2019	92,883	14.87	14.87	1,381,159	1.59	0.75	0.75	21.19	21.19
2018	85,360	12.27	12.27	1,047,051	1.38	0.75	0.75	(5.69)	(5.69)
American Funds IS® International
2022	30,786	8.46	8.46	260,567	0.01	0.75	0.75	(23.99)	(23.99)
2021	31,954	11.13	11.13	355,484	0.02	0.75	0.75	(5.28)	(5.28)
2020	32,172	11.75	11.75	378,049	0.00	0.75	0.75	9.40	9.40
2019	41,869	10.74	10.74	449,482	1.34	0.75	0.75	18.15	18.15
2018	38,297	9.09	9.09	347,969	1.62	0.75	0.75	(16.61)	(16.61)
American Funds IS® New World
2022	15,777	9.70	9.70	152,989	0.01	0.75	0.75	(25.10)	(25.10)
2021	15,886	12.95	12.95	205,679	0.01	0.75	0.75	0.78	0.78
2020	11,681	12.85	12.85	150,074	0.00	0.75	0.75	18.76	18.76
2019	11,058	10.82	10.82	119,640	0.82	0.75	0.75	24.08	24.08
2018	8,569	8.72	8.72	74,705	0.68	0.75	0.75	(17.42)	(17.42)
BlackRock Equity Dividend V.I.
2022	54,891	14.63	14.63	802,922	0.01	0.75	0.75	(7.64)	(7.64)
2021	48,337	15.84	15.84	765,420	0.01	0.75	0.75	15.87	15.87
2020	43,188	13.67	13.67	590,203	0.02	0.75	0.75	(0.22)	(0.22)
2019	36,990	13.70	13.70	506,889	1.87	0.75	0.75	22.76	22.76
2018	31,026	11.16	11.16	346,311	2.39	0.75	0.75	(10.86)	(10.86)
BlackRock Global Allocation V.I.
2022	34,318	9.99	9.99	342,827	—	0.75	0.75	(19.17)	(19.17)
2021	41,315	12.36	12.36	510,550	0.01	0.75	0.75	2.49	2.49
2020	49,482	12.06	12.06	596,582	0.01	0.75	0.75	16.30	16.30
2019	36,640	10.37	10.37	380,009	1.45	0.75	0.75	13.46	13.46
2018	28,098	9.14	9.14	256,930	1.03	0.75	0.75	(11.00)	(11.00)

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
BlackRock High Yield V.I.
2022	19,988	9.35	9.35	186,885	0.05	0.75	0.75	(13.90)	(13.90)
2021	28,550	10.86	10.86	309,897	0.04	0.75	0.75	1.40	1.40
2020	28,437	10.71	10.71	304,600	0.05	0.75	0.75	3.08	3.08
2019	21,046	10.39	10.39	218,667	5.22	0.75	0.75	10.65	10.65
2018	22,137	9.39	9.39	207,922	6.61	0.75	0.75	(6.47)	(6.47)
BNY Mellon IP MidCap Stock
2022	7,833	12.03	12.03	93,816	0.00	0.75	0.75	(17.38)	(17.38)
2021	8,940	14.56	14.56	129,730	0.00	0.75	0.75	20.93	20.93
2020	9,592	12.04	12.04	115,120	0.00	0.75	0.75	3.88	3.88
2019	9,357	11.59	11.59	108,142	0.39	0.75	0.75	15.44	15.44
2018	9,259	10.04	10.04	92,681	0.37	0.75	0.75	(18.84)	(18.84)
BNY Mellon IP Small Cap Stock Index
2022	60,587	13.85	13.85	839,031	0.01	0.75	0.75	(19.71)	(19.71)
2021	61,408	17.25	17.25	1,059,107	0.01	0.75	0.75	21.48	21.48
2020	59,803	14.20	14.20	848,912	0.01	0.75	0.75	6.53	6.53
2019	64,229	13.33	13.33	855,810	0.86	0.75	0.75	17.76	17.76
2018	59,817	11.32	11.32	677,082	0.86	0.75	0.75	(12.32)	(12.32)
BNY Mellon IP Technology Growth
2022	53,212	20.31	22.74	1,206,385	—	0.75	1.35	(48.79)	(48.48)
2021	52,366	39.66	44.14	2,303,121	—	0.75	1.35	7.83	8.48
2020	53,899	36.78	40.69	2,185,631	0.00	0.75	1.35	62.31	63.35
2019	51,796	22.66	24.91	1,286,130	—	0.75	1.35	20.21	20.86
2018	42,445	18.85	20.61	870,782	—	0.75	1.35	(5.51)	(4.89)
BNY Mellon VIF Appreciation
2022	18,312	16.31	16.31	298,675	0.00	0.75	0.75	(21.25)	(21.25)
2021	17,698	20.71	20.71	366,583	0.00	0.75	0.75	22.11	22.11
2020	16,075	16.96	16.96	272,673	0.00	0.75	0.75	18.77	18.77
2019	551	14.28	14.28	7,861	0.93	0.75	0.75	30.77	30.77
2018	564	10.92	10.92	6,160	1.04	0.75	0.75	(10.49)	(10.49)

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
ClearBridge Variable Aggressive Growth
2022	52,901	13.52	15.17	801,863	—	0.75	1.35	(29.73)	(29.24)
2021	55,176	19.24	21.44	1,182,547	0.00	0.75	1.35	5.37	5.98
2020	67,745	18.26	20.23	1,367,760	0.01	0.75	1.35	12.72	13.33
2019	65,122	16.20	17.85	1,160,859	0.76	0.75	1.35	19.38	20.20
2018	66,302	13.57	14.85	983,344	0.45	0.75	1.35	(12.45)	(11.97)
ClearBridge Variable Small Cap Growth
2022	19,419	22.34	22.34	433,699	—	0.75	0.75	(31.47)	(31.47)
2021	17,438	29.06	32.60	568,121	—	0.75	1.35	7.79	8.49
2020	21,601	26.96	30.05	648,149	—	0.75	1.35	37.13	37.97
2019	20,425	19.66	21.78	444,618	—	0.75	1.35	21.51	22.22
2018	19,412	16.18	17.82	345,731	—	0.75	1.35	(0.98)	(0.39)
Delaware Ivy VIP Asset Strategy
2022	9,621	9.22	9.22	88,762	0.01	0.75	0.75	(17.90)	(17.90)
2021	11,311	11.23	11.23	127,054	0.02	0.75	0.75	6.34	6.34
2020	12,567	10.56	10.56	132,701	0.02	0.75	0.75	9.66	9.66
2019	9,121	9.63	9.63	87,802	2.17	0.75	0.75	17.30	17.30
2018	9,261	8.21	8.21	76,012	1.97	0.75	0.75	(8.88)	(8.88)
Fidelity® VIP Equity-Income
2022	40,157	14.06	14.06	566,155	0.02	0.75	0.75	(8.70)	(8.70)
2021	42,297	15.40	15.40	653,112	0.02	0.75	0.75	20.03	20.03
2020	47,317	12.83	12.83	608,539	0.01	0.75	0.75	2.48	2.48
2019	49,828	12.52	12.52	625,115	2.11	0.75	0.75	22.39	22.39
2018	27,864	10.23	10.23	285,850	2.28	0.75	0.75	(11.89)	(11.89)
Fidelity® VIP Growth & Income
2022	55,393	15.56	15.56	861,698	0.01	0.75	0.75	(8.63)	(8.63)
2021	50,812	17.03	17.03	865,268	0.02	0.75	0.75	21.04	21.04
2020	50,175	14.07	14.07	706,027	0.02	0.75	0.75	3.61	3.61
2019	43,771	13.58	13.58	594,494	3.44	0.75	0.75	24.93	24.93
2018	41,135	10.87	10.87	447,156	0.20	0.75	0.75	(12.55)	(12.55)

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Fidelity® VIP Growth Opportunities
2022	57,643	21.23	21.23	1,223,592	—	0.75	0.75	(40.57)	(40.57)
2021	56,982	35.72	35.72	2,035,465	—	0.75	0.75	7.56	7.56
2020	56,843	33.21	33.21	1,887,852	—	0.75	0.75	62.00	62.00
2019	56,691	20.50	20.50	1,162,121	—	0.75	0.75	35.31	35.31
2018	58,606	15.15	15.15	887,716	0.06	0.75	0.75	8.06	8.06
Fidelity® VIP High Income
2022	75,275	8.66	8.66	652,348	0.05	0.75	0.75	(14.93)	(14.93)
2021	74,900	10.18	10.18	763,022	0.05	0.75	0.75	0.39	0.39
2020	73,930	10.14	10.14	749,790	0.05	0.75	0.75	(1.36)	(1.36)
2019	68,189	10.28	10.28	700,994	6.27	0.75	0.75	10.54	10.54
2018	35,113	9.30	9.30	326,698	9.50	0.75	0.75	(7.19)	(7.19)
Fidelity® VIP Overseas
2022	46,529	9.78	9.78	455,156	0.01	0.75	0.75	(27.45)	(27.45)
2021	40,316	13.48	13.48	543,591	0.00	0.75	0.75	15.02	15.02
2020	39,426	11.72	11.72	462,273	0.00	0.75	0.75	11.09	11.09
2019	28,578	10.55	10.55	301,679	1.44	0.75	0.75	22.82	22.82
2018	35,572	8.59	8.59	305,777	2.18	0.75	0.75	(18.19)	(18.19)
Franklin Allocation VIP Fund
2022	22,045	10.60	10.60	233,753	0.01	0.75	0.75	(19.27)	(19.27)
2021	27,380	13.13	13.13	359,605	0.02	0.75	0.75	7.36	7.36
2020	33,444	12.23	12.23	408,852	0.01	0.75	0.75	7.66	7.66
2019	32,539	11.36	11.36	369,609	3.33	0.75	0.75	15.21	15.21
2018	28,936	9.86	9.86	285,414	2.95	0.75	0.75	(12.97)	(12.97)
Franklin Income VIP Fund
2022	48,939	11.05	11.52	563,091	0.05	0.75	1.35	(9.50)	(9.00)
2021	51,694	12.21	12.66	653,228	0.05	0.75	1.35	11.71	12.53
2020	52,617	10.93	11.25	591,689	0.05	0.75	1.35	(3.53)	(3.10)
2019	58,983	11.33	11.61	683,825	5.47	0.75	1.35	11.08	11.85
2018	67,183	10.20	10.38	697,180	5.22	0.75	1.35	(8.44)	(7.82)

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Franklin Mutual Global Discovery VIP Fund
2022	71,525	10.76	11.72	839,380	0.01	0.75	1.35	(8.74)	(8.29)
2021	74,610	11.79	12.78	954,132	0.03	0.75	1.35	14.02	14.72
2020	75,357	10.34	11.14	839,814	0.02	0.75	1.35	(8.58)	(8.01)
2019	79,373	11.31	12.11	961,542	1.71	0.75	1.35	19.05	19.90
2018	77,663	9.50	10.10	785,386	2.47	0.75	1.35	(14.95)	(14.55)
Franklin Small Cap Value VIP Fund
2022	10,107	15.11	15.11	153,105	0.01	0.75	0.75	(13.36)	(13.36)
2021	12,416	16.88	17.44	216,969	0.01	0.75	1.35	20.06	20.78
2020	16,053	14.06	14.44	232,173	0.01	0.75	1.35	0.64	1.26
2019	18,000	13.97	14.26	256,689	1.02	0.75	1.35	20.95	21.78
2018	17,599	11.55	11.71	206,268	1.11	0.75	1.35	(16.55)	(16.12)
Franklin Strategic Income VIP Fund
2022	11,724	7.76	7.76	90,989	0.05	0.75	0.75	(14.06)	(14.06)
2021	13,418	9.03	9.03	121,138	0.03	0.75	0.75	(1.63)	(1.63)
2020	12,442	9.18	9.18	114,210	0.04	0.75	0.75	(0.33)	(0.33)
2019	13,626	9.21	9.21	125,551	5.35	0.75	0.75	4.07	4.07
2018	13,527	8.85	8.85	119,761	2.49	0.75	0.75	(5.75)	(5.75)
Guggenheim VIF All Cap Value
2022	11,304	17.59	22.31	252,163	0.01	0.75	1.35	(5.33)	(4.82)
2021	13,574	18.58	23.44	315,746	0.02	0.75	1.35	21.52	22.27
2020	21,033	15.29	19.17	402,005	0.01	0.75	1.35	(2.49)	(1.89)
2019	31,026	15.68	19.54	605,010	1.25	0.75	1.35	18.43	19.22
2018	37,915	13.24	16.39	619,551	1.14	0.75	1.35	(14.41)	(13.92)
Guggenheim VIF Alpha Opportunity
2022	4,175	15.67	15.67	65,498	0.00	0.75	0.75	(11.87)	(11.87)
2021	4,063	17.78	17.78	72,348	0.01	0.75	0.75	9.62	9.62
2020	3,936	14.59	16.22	63,951	0.01	0.75	1.35	(4.01)	(3.45)
2019	7,089	15.20	16.80	119,181	0.17	0.75	1.35	(6.63)	(6.04)
2018	7,334	16.28	17.88	131,214	—	0.75	1.35	(15.34)	(14.86)

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF Floating Rate Strategies
2022	131,307	8.95	8.95	1,175,365	0.02	0.75	0.75	(4.48)	(4.48)
2021	130,980	9.37	9.37	1,227,732	0.02	0.75	0.75	(1.37)	(1.37)
2020	127,892	9.50	9.50	1,214,268	0.06	0.75	0.75	(3.65)	(3.65)
2019	126,461	9.86	9.86	1,246,528	5.58	0.75	0.75	3.68	3.68
2018	92,752	9.51	9.51	882,117	2.76	0.75	0.75	(4.52)	(4.52)
Guggenheim VIF Global Managed Futures Strategy
2022	13,803	5.05	5.05	69,753	0.03	0.75	0.75	7.22	7.22
2021	13,459	4.71	4.71	63,452	—	0.75	0.75	(2.89)	(2.89)
2020	13,695	4.85	4.85	66,418	0.04	0.75	0.75	(1.22)	(1.22)
2019	12,143	4.91	4.91	59,591	0.91	0.75	0.75	4.25	4.25
2018	12,735	4.71	4.71	60,006	—	0.75	0.75	(12.45)	(12.45)
Guggenheim VIF High Yield
2022	26,151	14.19	30.36	740,192	0.06	0.75	1.35	(13.58)	(13.01)
2021	29,245	16.42	34.90	927,988	0.05	0.75	1.35	0.92	1.51
2020	27,625	16.27	34.38	885,812	0.07	0.75	1.35	0.18	0.79
2019	35,057	16.24	34.11	1,100,982	7.50	0.75	1.35	6.91	7.57
2018	37,313	15.19	31.71	1,105,259	7.77	0.75	1.35	(8.22)	(7.66)
Guggenheim VIF Large Cap Value
2022	36,943	17.66	17.87	651,801	0.01	0.75	1.35	(5.55)	(4.90)
2021	40,262	18.57	18.92	747,458	0.02	0.75	1.35	21.67	22.33
2020	51,732	15.18	15.55	784,893	0.02	0.75	1.35	(2.20)	(1.56)
2019	51,223	15.42	15.90	789,682	1.75	0.75	1.35	16.65	17.35
2018	52,780	13.14	13.63	693,499	1.36	0.75	1.35	(13.41)	(12.86)
Guggenheim VIF Long Short Equity
2022	5,260	10.84	12.21	64,239	0.00	0.75	1.35	(18.00)	(17.56)
2021	6,846	13.22	14.81	100,035	0.01	0.75	1.35	18.46	19.24
2020	6,422	11.16	12.42	78,667	0.01	0.75	1.35	0.45	1.06
2019	8,163	11.11	12.29	98,619	0.55	0.75	1.35	1.09	1.65
2018	7,325	10.99	12.09	88,194	—	0.75	1.35	(16.68)	(16.16)

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF Managed Asset Allocation
2022	38,609	12.71	12.86	491,093	0.01	0.75	1.35	(20.12)	(19.66)
2021	43,256	15.82	16.10	684,602	0.01	0.75	1.35	7.69	8.36
2020	39,536	14.60	14.95	577,725	0.02	0.75	1.35	7.79	8.39
2019	42,933	13.47	13.87	578,599	1.63	0.75	1.35	14.91	15.72
2018	40,539	11.64	12.07	472,271	1.41	0.75	1.35	(9.72)	(9.20)
Guggenheim VIF Multi-Hedge Strategies
2022	14,287	5.69	6.11	87,065	0.01	0.75	1.35	(7.63)	(7.00)
2021	8,623	6.16	6.57	56,395	—	0.75	1.35	3.53	4.12
2020	8,087	5.95	6.31	50,843	0.02	0.75	1.35	2.76	3.44
2019	3,337	5.79	6.10	20,464	1.85	0.75	1.35	0.52	1.16
2018	9,823	5.76	6.03	59,135	—	0.75	1.35	(9.15)	(8.64)
Guggenheim VIF Small Cap Value
2022	9,943	25.46	38.38	375,823	0.01	0.75	1.35	(7.82)	(7.27)
2021	9,584	27.62	41.39	394,141	0.01	0.75	1.35	20.82	21.52
2020	11,826	22.86	34.06	402,799	0.01	0.75	1.35	(5.22)	(4.62)
2019	14,021	24.12	35.71	500,767	0.79	0.75	1.35	17.37	18.05
2018	15,707	20.55	30.25	470,825	0.38	0.75	1.35	(16.40)	(15.88)
Guggenheim VIF SMid Cap Value
2022	26,893	28.40	41.91	1,119,342	0.01	0.75	1.35	(6.02)	(5.46)
2021	28,345	30.22	44.33	1,248,305	0.02	0.75	1.35	18.46	19.20
2020	35,116	25.51	37.19	1,297,421	0.01	0.75	1.35	(0.16)	0.43
2019	37,341	25.55	37.03	1,371,975	0.88	0.75	1.35	21.32	22.05
2018	43,323	21.06	30.34	1,301,614	0.66	0.75	1.35	(16.69)	(16.19)
Guggenheim VIF StylePlus Large Core
2022	39,686	11.79	14.41	477,451	0.01	0.75	1.35	(24.04)	(23.54)
2021	40,059	15.42	18.97	633,084	0.01	0.75	1.35	23.02	23.76
2020	41,837	12.46	15.42	533,620	0.02	0.75	1.35	13.63	14.31
2019	42,519	10.90	13.57	473,115	2.15	0.75	1.35	24.50	25.29
2018	42,659	8.70	10.90	378,390	1.75	0.75	1.35	(10.58)	(10.03)

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF StylePlus Large Growth
2022	17,230	13.31	16.08	229,480	0.00	0.75	1.35	(33.61)	(33.22)
2021	19,246	19.93	24.22	385,304	0.01	0.75	1.35	22.32	23.10
2020	16,027	16.19	19.80	261,453	0.01	0.75	1.35	32.00	32.70
2019	20,983	12.20	15.00	256,693	2.06	0.75	1.35	28.21	29.10
2018	20,293	9.45	11.70	191,987	1.49	0.75	1.35	(7.80)	(7.26)
Guggenheim VIF StylePlus Mid Growth
2022	154,319	14.83	15.77	2,288,731	0.00	0.75	1.35	(30.83)	(30.41)
2021	145,435	21.31	22.80	3,100,760	0.01	0.75	1.35	8.83	9.51
2020	143,790	19.46	20.95	2,800,475	0.01	0.75	1.35	26.51	27.27
2019	137,549	15.29	16.56	2,105,480	0.86	0.75	1.35	26.99	27.84
2018	130,113	11.96	13.04	1,558,339	1.49	0.75	1.35	(11.05)	(10.55)
Guggenheim VIF StylePlus Small Growth
2022	95,014	9.81	16.92	932,472	0.00	0.75	1.35	(29.71)	(29.32)
2021	92,991	13.88	13.88	1,290,852	0.00	0.75	0.75	2.66	2.66
2020	95,439	13.52	23.60	1,290,992	0.01	0.75	1.35	26.20	26.95
2019	88,383	10.65	18.70	942,344	0.71	0.75	1.35	20.33	21.02
2018	65,551	8.80	15.54	583,481	0.94	0.75	1.35	(14.14)	(13.64)
Guggenheim VIF Total Return Bond
2022	165,345	7.67	9.42	1,559,687	0.03	0.75	1.35	(19.69)	(19.21)
2021	174,830	9.55	11.66	2,041,211	0.02	0.75	1.35	(4.69)	(4.11)
2020	174,199	10.02	12.16	2,113,959	0.02	0.75	1.35	9.39	9.95
2019	207,073	9.16	11.06	2,289,766	2.84	0.75	1.35	—	0.64
2018	181,943	9.16	10.99	1,996,173	4.21	0.75	1.35	(3.17)	(2.57)
Guggenheim VIF World Equity Income
2022	50,167	11.87	13.35	596,001	0.02	0.75	1.35	(12.97)	(12.46)
2021	55,015	13.56	15.34	749,106	0.01	0.75	1.35	16.57	17.30
2020	64,230	11.56	13.16	745,184	0.02	0.75	1.35	2.09	2.66
2019	80,298	11.26	12.89	904,395	2.80	0.75	1.35	16.23	16.93
2018	96,446	9.63	11.09	928,804	2.98	0.75	1.35	(12.12)	(11.49)

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. American Value
2022	13,497	9.67	9.67	130,507	0.01	0.75	0.75	(6.48)	(6.48)
2021	705	10.29	10.34	7,288	0.05	0.75	1.35	—	—
Invesco V.I. Comstock
2022	12,906	15.21	18.06	232,745	0.01	0.75	1.35	(3.43)	(2.85)
2021	14,931	15.75	18.59	277,225	0.02	0.75	1.35	27.43	28.21
2020	17,603	12.36	14.50	255,085	0.02	0.75	1.35	(5.36)	(4.79)
2019	18,361	13.06	15.23	279,403	1.71	0.75	1.35	19.60	20.40
2018	24,827	10.92	12.65	313,979	1.41	0.75	1.35	(16.06)	(15.61)
Invesco V.I. Core Bond (b)
2022	—	6.87	6.87	—	0.05	0.75	0.75	(0.87)	(0.87)
2021	32,297	6.46	6.93	223,132	0.01	0.75	1.35	(6.10)	(5.46)
2020	57,014	6.88	7.33	415,327	0.05	0.75	1.35	4.88	5.47
2019	33,571	6.56	6.95	231,997	3.27	0.75	1.35	4.46	5.14
2018	31,209	6.28	6.61	204,839	3.44	0.75	1.35	(5.42)	(4.89)
Invesco V.I. Core Plus Bond (b)
2022	23,145	9.26	9.26	214,371	0.01	0.75	0.75	(7.40)	(7.40)
Invesco V.I. Discovery Mid Cap Growth
2022	20,160	15.56	15.56	313,552	—	0.75	0.75	(33.65)	(33.65)
2021	19,484	23.45	23.45	456,732	—	0.75	0.75	14.45	14.45
2020	19,046	16.59	20.49	390,158	—	0.75	1.35	34.01	34.80
2019	21,555	12.38	15.20	328,690	—	0.75	1.35	28.29	29.03
2018	21,324	9.65	11.78	251,884	—	0.75	1.35	(9.90)	(9.31)
Invesco V.I. Equity and Income
2022	48,442	15.63	15.63	757,573	0.01	0.75	0.75	(11.09)	(11.09)
2021	62,736	14.95	17.58	1,103,548	0.02	0.75	1.35	13.34	14.01
2020	62,922	13.19	15.42	970,057	0.02	0.75	1.35	4.93	5.54
2019	65,625	12.57	14.61	958,945	2.47	0.75	1.35	14.90	15.59
2018	67,551	10.94	12.64	853,910	2.06	0.75	1.35	(13.59)	(13.07)

(b)	Merger. See Note 1.

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. EVQ International Equity Fund (a)
2022	21,387	13.21	14.80	311,597	0.01	0.75	1.35	(21.97)	(21.49)
2021	25,314	16.93	18.85	471,218	0.01	0.75	1.35	1.07	1.73
2020	26,974	16.75	18.53	494,373	0.02	0.75	1.35	8.91	9.58
2019	36,533	15.38	16.91	613,360	1.31	0.75	1.35	22.75	23.52
2018	41,965	12.53	13.69	571,140	1.51	0.75	1.35	(18.79)	(18.37)
Invesco V.I. Global
2022	41,351	11.77	11.77	487,475	—	0.75	0.75	(34.43)	(34.43)
2021	41,242	17.95	17.95	741,389	—	0.75	0.75	10.94	10.94
2020	47,986	16.18	16.18	777,416	0.00	0.75	0.75	22.58	22.58
2019	55,200	13.20	13.20	729,146	0.66	0.75	0.75	26.68	26.68
2018	45,410	10.42	10.42	473,787	0.68	0.75	0.75	(16.64)	(16.64)
Invesco V.I. Global Real Estate
2022	26,157	15.35	17.29	452,308	0.03	0.75	1.35	(28.10)	(27.69)
2021	27,755	21.35	23.91	663,517	0.03	0.75	1.35	20.35	21.06
2020	28,991	17.74	19.75	572,423	0.05	0.75	1.35	(16.04)	(15.53)
2019	32,131	21.13	23.38	751,303	4.75	0.75	1.35	17.72	18.44
2018	35,815	17.95	19.74	706,833	3.78	0.75	1.35	(10.16)	(9.62)
Invesco V.I. Government Money Market
2022	88,397	7.84	8.16	719,363	0.01	0.75	1.35	(3.09)	(2.51)
2021	110,026	8.09	8.37	920,685	0.00	0.75	1.35	(4.26)	(3.68)
2020	117,657	8.45	8.69	1,022,249	0.00	0.75	1.35	(3.98)	(3.44)
2019	66,649	8.80	9.00	599,927	1.70	0.75	1.35	(2.76)	(2.17)
2018	100,298	9.05	9.20	919,798	1.06	0.75	1.35	(3.00)	(2.44)

(a)	Name change. See Note 1.

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Government Securities
2022	84,106	7.09	7.09	598,312	0.02	0.75	0.75	(13.96)	(13.96)
2021	96,042	8.24	8.24	792,898	0.02	0.75	0.75	(6.04)	(6.04)
2020	96,578	8.04	8.77	848,396	0.02	0.75	1.35	1.39	2.10
2019	108,750	7.93	8.59	935,672	2.29	0.75	1.35	1.28	1.90
2018	126,342	7.83	8.43	1,066,699	1.92	0.75	1.35	(4.04)	(3.44)
Invesco V.I. Health Care
2022	9,230	22.17	24.98	225,603	—	0.75	1.35	(17.00)	(16.48)
2021	8,398	26.71	29.91	247,702	0.00	0.75	1.35	7.48	8.13
2020	13,429	24.85	27.66	367,420	0.00	0.75	1.35	9.57	10.24
2019	14,960	22.68	25.09	371,437	0.05	0.75	1.35	26.85	27.62
2018	14,645	17.88	19.66	285,444	—	0.75	1.35	(3.40)	(2.82)
Invesco V.I. Main Street Mid Cap Fund®
2022	4,064	18.07	20.36	82,731	0.00	0.75	1.35	(18.09)	(17.60)
2021	4,523	22.06	24.71	111,451	0.00	0.75	1.35	17.59	18.34
2020	4,490	18.76	20.88	93,728	0.00	0.75	1.35	4.28	4.92
2019	6,088	17.99	19.90	121,148	0.23	0.75	1.35	19.69	20.46
2018	6,315	15.03	16.52	103,949	0.14	0.75	1.35	(15.37)	(14.89)
Invesco V.I. Main Street Small Cap Fund®
2022	5,281	28.72	32.36	169,462	0.00	0.75	1.35	(19.62)	(19.12)
2021	5,330	35.73	40.01	211,510	0.00	0.75	1.35	17.07	17.78
2020	7,158	30.52	33.97	241,724	0.00	0.75	1.35	14.52	15.19
2019	8,220	26.65	29.49	240,807	—	0.75	1.35	20.75	21.51
2018	9,254	22.07	24.27	223,118	0.07	0.75	1.35	(14.36)	(13.84)
Janus Henderson VIT Enterprise
2022	79,346	24.47	24.47	1,941,374	0.00	0.75	0.75	(19.24)	(19.24)
2021	80,846	27.85	30.30	2,448,804	0.00	0.75	1.35	11.58	12.26
2020	81,422	24.96	26.99	2,196,653	—	0.75	1.35	14.08	14.75
2019	80,995	21.88	23.52	1,903,821	0.06	0.75	1.35	29.39	30.23
2018	63,748	16.91	18.06	1,150,810	0.10	0.75	1.35	(4.89)	(4.34)

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Janus Henderson VIT Research
2022	43,083	17.62	17.62	759,514	—	0.75	0.75	(32.59)	(32.59)
2021	40,328	24.52	26.14	1,055,169	0.00	0.75	1.35	14.96	15.61
2020	43,759	21.33	22.61	989,918	0.00	0.75	1.35	26.89	27.67
2019	42,400	16.81	17.71	751,265	0.31	0.75	1.35	29.51	30.22
2018	37,679	12.98	13.60	512,575	0.42	0.75	1.35	(7.02)	(6.40)
JPMorgan Insurance Trust Core Bond Portfolio
2022	13,641	7.80	7.80	106,051	0.02	0.75	0.75	(15.95)	(15.95)
2021	31,785	9.28	9.28	294,648	0.01	0.75	0.75	(5.31)	(5.31)
2020	16,925	9.80	9.80	165,502	0.02	0.75	0.75	3.70	3.70
2019	18,244	9.45	9.45	172,016	2.41	0.75	0.75	3.85	3.85
2018	18,157	9.10	9.10	164,786	2.44	0.75	0.75	(3.91)	(3.91)
Lord Abbett Series Bond-Debenture VC
2022	21,564	9.26	9.26	199,893	0.04	0.75	0.75	(16.05)	(16.05)
2021	25,648	11.03	11.03	283,032	0.03	0.75	0.75	(0.54)	(0.54)
2020	19,782	11.09	11.09	219,477	0.03	0.75	0.75	3.36	3.36
2019	29,960	10.73	10.73	321,515	3.78	0.75	0.75	9.27	9.27
2018	33,311	9.82	9.82	327,299	4.46	0.75	0.75	(7.62)	(7.62)
Lord Abbett Series Developing Growth VC
2022	13,770	13.57	13.57	187,037	—	0.75	0.75	(38.32)	(38.32)
2021	16,026	22.00	22.00	352,903	—	0.75	0.75	(6.30)	(6.30)
2020	11,452	23.48	23.48	269,271	—	0.75	0.75	66.17	66.17
2019	7,684	14.13	14.13	108,755	—	0.75	0.75	26.95	26.95
2018	4,501	11.13	11.13	50,246	—	0.75	0.75	1.00	1.00
MFS® VIT II Research International
2022	25,874	9.25	9.25	239,594	0.02	0.75	0.75	(20.87)	(20.87)
2021	25,745	9.14	11.69	301,069	0.01	0.75	1.35	6.53	7.15
2020	33,917	8.58	10.91	369,446	0.02	0.75	1.35	7.92	8.56
2019	34,247	7.95	10.05	335,823	1.26	0.75	1.35	22.31	23.01
2018	33,210	6.50	8.17	270,814	1.04	0.75	1.35	(18.03)	(17.47)

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
MFS® VIT Total Return
2022	60,419	11.53	13.57	820,972	0.01	0.75	1.35	(13.70)	(13.12)
2021	64,220	13.36	15.62	1,003,892	0.02	0.75	1.35	8.97	9.69
2020	74,612	12.26	14.24	1,064,096	0.02	0.75	1.35	4.88	5.40
2019	98,690	11.69	13.51	1,334,002	2.26	0.75	1.35	14.95	15.77
2018	116,565	10.17	11.67	1,361,787	1.98	0.75	1.35	(9.84)	(9.39)
MFS® VIT Utilities
2022	31,490	14.47	21.77	667,987	0.02	0.75	1.35	(3.79)	(3.20)
2021	33,914	15.04	22.49	743,597	0.01	0.75	1.35	8.91	9.60
2020	32,833	13.81	20.52	656,606	0.02	0.75	1.35	1.17	1.74
2019	30,738	13.65	20.17	597,248	3.77	0.75	1.35	19.42	20.20
2018	29,300	11.43	16.78	475,313	0.83	0.75	1.35	(3.46)	(2.89)
Morgan Stanley VIF Emerging Markets Equity
2022	45,741	5.48	6.54	298,805	0.00	0.75	1.35	(28.37)	(27.81)
2021	45,629	7.65	9.06	413,319	0.01	0.75	1.35	(1.42)	(0.88)
2020	45,231	7.76	9.14	411,975	0.01	0.75	1.35	9.45	10.12
2019	57,672	7.09	8.30	478,147	1.13	0.75	1.35	14.54	15.12
2018	64,871	6.19	7.21	467,338	0.45	0.75	1.35	(21.05)	(20.51)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio
2022	16,052	11.94	11.94	191,621	0.01	0.75	0.75	(16.39)	(16.39)
2021	15,609	14.28	14.28	222,752	0.01	0.75	0.75	13.97	13.97
2020	16,637	12.53	12.53	208,300	0.02	0.75	0.75	5.92	5.92
2019	16,015	11.83	11.83	189,360	1.60	0.75	0.75	17.71	17.71
2018	15,367	10.05	10.05	154,405	1.61	0.75	0.75	(12.68)	(12.68)
Morningstar Balanced ETF Asset Allocation Portfolio
2022	33,435	10.18	10.18	340,270	0.02	0.75	0.75	(16.08)	(16.08)
2021	32,184	12.13	12.13	390,328	0.01	0.75	0.75	6.68	6.68
2020	35,142	11.37	11.37	399,397	0.02	0.75	0.75	5.08	5.08
2019	34,669	10.82	10.82	374,943	2.35	0.75	0.75	12.01	12.01
2018	32,222	9.66	9.66	311,167	2.05	0.75	0.75	(9.72)	(9.72)

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Morningstar Conservative ETF Asset Allocation Portfolio
2022	13,487	8.20	8.20	110,612	0.01	0.75	0.75	(15.11)	(15.11)
2021	13,415	9.66	9.66	129,519	0.01	0.75	0.75	(1.53)	(1.53)
2020	17,947	9.81	9.81	175,925	0.03	0.75	0.75	2.62	2.62
2019	4,287	9.56	9.56	40,984	1.98	0.75	0.75	5.52	5.52
2018	4,473	9.06	9.06	40,536	3.53	0.75	0.75	(6.02)	(6.02)
Morningstar Growth ETF Asset Allocation Portfolio
2022	18,757	11.20	11.20	210,096	0.02	0.75	0.75	(16.42)	(16.42)
2021	17,447	13.40	13.40	233,855	0.01	0.75	0.75	10.65	10.65
2020	27,672	12.11	12.11	335,227	0.02	0.75	0.75	5.95	5.95
2019	26,306	11.43	11.43	300,817	1.47	0.75	0.75	15.34	15.34
2018	39,369	9.91	9.91	390,171	2.28	0.75	0.75	(11.44)	(11.44)
Morningstar Income and Growth ETF Asset Allocation Portfolio
2022	11,708	9.18	9.18	107,375	0.01	0.75	0.75	(15.70)	(15.70)
2021	16,633	10.89	10.89	181,133	0.01	0.75	0.75	2.54	2.54
2020	20,864	10.62	10.62	221,599	0.02	0.75	0.75	4.42	4.42
2019	20,037	10.17	10.17	203,791	2.13	0.75	0.75	8.77	8.77
2018	19,249	9.35	9.35	180,031	2.04	0.75	0.75	(7.79)	(7.79)
Neuberger Berman AMT Sustainable Equity
2022	20,069	24.95	27.61	555,808	0.00	0.75	1.35	(22.10)	(21.63)
2021	23,989	32.03	35.23	846,913	0.00	0.75	1.35	17.89	18.62
2020	28,397	27.17	29.70	844,912	0.00	0.75	1.35	14.16	14.89
2019	30,598	23.80	25.85	792,517	0.29	0.75	1.35	20.26	20.96
2018	31,099	19.79	21.37	665,661	0.18	0.75	1.35	(9.96)	(9.41)
PIMCO VIT All Asset
2022	7,563	11.79	13.28	96,643	0.07	0.75	1.35	(15.60)	(15.09)
2021	7,622	13.97	15.64	114,415	0.11	0.75	1.35	11.31	11.95
2020	9,453	12.55	13.97	127,932	0.05	0.75	1.35	3.38	4.02
2019	10,732	12.14	13.43	139,840	2.88	0.75	1.35	7.15	7.78
2018	11,554	11.33	12.46	140,075	3.19	0.75	1.35	(9.43)	(8.92)

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO VIT CommodityRealReturn Strategy
2022	37,504	4.96	5.67	209,640	0.23	0.75	1.35	3.98	4.61
2021	41,071	4.77	5.42	219,245	0.04	0.75	1.35	27.88	28.44
2020	41,436	3.73	4.22	171,816	0.07	0.75	1.35	(3.12)	(2.54)
2019	42,263	3.85	4.33	180,578	4.75	0.75	1.35	6.65	7.44
2018	42,915	3.61	4.03	170,993	2.09	0.75	1.35	(17.77)	(17.25)
PIMCO VIT Emerging Markets Bond
2022	2,790	9.20	9.67	26,990	0.04	0.75	1.35	(19.37)	(18.94)
2021	4,698	11.41	11.93	55,975	0.05	0.75	1.35	(6.78)	(6.21)
2020	3,539	12.24	12.72	44,961	0.05	0.75	1.35	2.00	2.66
2019	3,771	12.00	12.39	46,674	5.32	0.75	1.35	9.79	10.43
2018	7,469	10.93	11.22	83,521	4.85	0.75	1.35	(8.92)	(8.33)
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)
2022	26,836	9.44	10.22	273,764	0.01	0.75	1.35	(14.03)	(13.46)
2021	33,214	10.98	11.81	391,686	0.02	0.75	1.35	(6.07)	(5.52)
2020	33,588	11.69	12.50	419,106	0.06	0.75	1.35	1.04	1.63
2019	48,392	11.57	12.30	594,593	1.86	0.75	1.35	2.39	3.10
2018	52,887	11.30	11.93	630,322	1.31	0.75	1.35	(2.25)	(1.65)
PIMCO VIT Low Duration
2022	53,567	6.51	7.33	391,797	0.02	0.75	1.35	(9.71)	(9.28)
2021	58,945	7.21	8.08	475,070	0.01	0.75	1.35	(5.13)	(4.49)
2020	68,641	7.60	8.46	580,042	0.01	0.75	1.35	(1.43)	(0.82)
2019	70,418	7.71	8.53	600,015	2.78	0.75	1.35	(0.39)	0.12
2018	64,278	7.74	8.52	546,601	1.86	0.75	1.35	(3.97)	(3.29)
PIMCO VIT Real Return
2022	99,577	8.86	9.98	993,139	0.07	0.75	1.35	(15.62)	(15.14)
2021	111,507	10.50	11.76	1,310,338	0.05	0.75	1.35	1.06	1.73
2020	115,435	10.39	11.56	1,334,518	0.01	0.75	1.35	7.00	7.53
2019	130,852	9.71	10.75	1,405,883	1.62	0.75	1.35	3.74	4.47
2018	140,061	9.36	10.29	1,439,778	2.57	0.75	1.35	(6.31)	(5.77)

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO VIT Total Return
2022	59,603	7.86	7.86	468,213	0.02	0.75	0.75	(17.52)	(17.52)
2021	66,010	9.53	9.53	628,822	0.02	0.75	0.75	(4.99)	(4.99)
2020	54,792	10.03	10.03	549,409	0.02	0.75	0.75	4.59	4.59
2019	44,606	9.59	9.59	427,841	2.81	0.75	0.75	4.24	4.24
2018	19,931	9.20	9.20	183,397	2.54	0.75	0.75	(4.27)	(4.27)
Putnam VT Small Cap Value
2022	1,359	12.45	12.45	16,929	0.00	0.75	0.75	(16.22)	(16.22)
2021	1,305	14.86	14.86	19,400	0.01	0.75	0.75	34.85	34.85
2020	911	11.02	11.02	10,045	0.01	0.75	0.75	0.09	0.09
2019	1,774	11.01	11.01	19,534	0.66	0.75	0.75	19.67	19.67
2018	1,702	9.20	9.20	15,662	0.43	0.75	0.75	(22.88)	(22.88)
Royce Micro-Cap
2022	12,437	11.79	11.79	146,246	—	0.75	0.75	(25.24)	(25.24)
2021	14,090	13.01	15.77	221,819	—	0.75	1.35	24.50	25.16
2020	15,360	10.45	12.60	193,194	—	0.75	1.35	18.48	19.21
2019	15,614	8.82	10.57	164,729	—	0.75	1.35	14.40	15.14
2018	16,658	7.71	9.18	151,455	—	0.75	1.35	(12.88)	(12.40)
T. Rowe Price Health Sciences
2022	79,807	19.37	19.37	1,546,409	—	0.75	0.75	(15.86)	(15.86)
2021	80,329	23.02	23.02	1,850,308	—	0.75	0.75	8.64	8.64
2020	75,438	21.19	21.19	1,598,905	—	0.75	0.75	24.50	24.50
2019	72,441	17.02	17.02	1,233,406	—	0.75	0.75	23.96	23.96
2018	61,974	13.73	13.73	851,656	—	0.75	0.75	(2.90)	(2.90)
Templeton Developing Markets VIP Fund
2022	18,634	8.29	8.29	154,519	0.03	0.75	0.75	(24.84)	(24.84)
2021	16,710	11.03	11.03	184,388	0.01	0.75	0.75	(9.22)	(9.22)
2020	17,647	12.15	12.15	214,489	0.06	0.75	0.75	12.81	12.81
2019	19,594	10.77	10.77	210,974	1.00	0.75	0.75	22.11	22.11
2018	17,321	8.82	8.82	152,845	0.89	0.75	0.75	(18.93)	(18.93)

Variable Annuity Account B

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Templeton Global Bond VIP Fund
2022	280,114	6.51	6.51	1,822,345	—	0.75	0.75	(8.44)	(8.44)
2021	313,166	7.11	7.11	2,225,419	—	0.75	0.75	(8.49)	(8.49)
2020	249,500	7.77	7.77	1,937,727	0.06	0.75	0.75	(8.70)	(8.70)
2019	146,973	8.51	8.51	1,251,558	7.02	0.75	0.75	(1.73)	(1.73)
2018	137,719	8.66	8.66	1,193,640	—	0.75	0.75	(1.81)	(1.81)
Western Asset Variable Global High Yield Bond
2022	2,195	9.61	9.80	21,315	0.06	0.75	1.35	(17.51)	(17.02)
2021	2,421	11.65	11.81	28,400	0.04	0.75	1.35	(3.32)	(2.64)
2020	3,102	12.05	12.13	37,516	0.03	0.75	1.35	2.55	3.15
2019	4,361	11.75	11.76	51,259	4.64	0.75	1.35	9.20	9.80
2018	5,337	10.71	10.76	57,563	3.95	0.75	1.35	(8.27)	(7.67)

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. Average net assets is a simple average of net assets and will not reflect offsetting changes in net assets occurring within a year. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2)

These ratios represent the annualized contract expenses of the Account, consisting primarily of administrative and mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to the unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded. The additional fees for the mortality and expense risk charges applied to policies whose contract values are less than $100,000 are excluded from these ratios because they result in reductions of contract owner units, rather than direct reductions to the unit values. See Note 2.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

(4)	Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.

Variable Annuity Account B

Notes to Financial Statements (continued)

5. Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.